                                 VANWAGONERFUNDS


                                                          GROWTH STOCK INVESTING
                                                            Emerging Growth Fund
                                                                  Micro-Cap Fund
                                                                    Mid-Cap Fund
                                                               Post-Venture Fund
                                                                 Technology Fund

                                                                      PROSPECTUS
                                                                  APRIL 30, 1999









The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS



The Funds                                        2
--------------------------------------------------

WHAT YOU SHOULD KNOW ABOUT EACH
FUND'S INVESTMENT STRATEGIES, RISKS,
PERFORMANCE AND EXPENSES
Emerging Growth Fund.............................2
Micro-Cap Fund...................................4
Mid-Cap Fund.....................................6
Post-Venture Fund................................8
Technology Fund.................................10
Other Policies and Risks........................12
Management......................................13


Your Investment                                 15
--------------------------------------------------

OPENING AND MAINTAINING YOUR
VAN WAGONER ACCOUNT
How Shares Are Priced...........................15
Buying Shares...................................15
Opening an Account..............................16
Adding to an Account............................17
Selling Shares..................................18
Exchanging Shares...............................20
Other Purchase, Redemption
   and Exchange Policies........................21
Dividends, Distributions and Taxes..............22
12b-1 Fees......................................22

Shareholder Services                            23
--------------------------------------------------


Financial Highlights                            24
--------------------------------------------------


Learn More
--------------------------------------------------

Where to Get More Information
   About the Funds......................Back cover

HTTP://WWW.VANWAGONER.COM

Van Wagoner EMERGING GROWTH FUND


Investment Objective
--------------------------------------------------------------------------------


CAPITAL APPRECIATION



Main Strategy
--------------------------------------------------------------------------------

THE EMERGING GROWTH FUND INVESTS PRIMARILY IN COMMON STOCKS OF SMALL-CAP AND MID-CAP COMPANIES WITH THE POTENTIAL FOR ABOVE-AVERAGE, LONG-TERM GROWTH BASED
ON:

- Innovative products or services

- A unique strength in areas such as research, product development, and marketing

- Strong management teams

- A strong financial position

THE FUND BASES INVESTMENT BUY AND SELL DECISIONS ON:

- Intensive company-specific research, which includes on-site visits


- Interviews with management, customers, competitors and suppliers


- Review of analysis by brokerage houses, industry consultants, trade publications and other sources


The Fund invests in companies of all sizes but prefers companies that are beginning a growth stage to established growth companies.

The Fund may engage in short-term trading to try to achieve its investment objective and may have a portfolio turnover rate over 100% annually.

This Fund purchases restricted securities in private placement transactions.




Main Risks
--------------------------------------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The value of your Fund shares will fluctuate, and you could lose money.

The small-cap and mid-cap companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When small-cap and mid-cap stocks are out of favor, the Fund's share prices may decline even though the companies it holds have sound fundamentals. Also, these companies may be in the developmental stage or may be older companies undergoing significant changes. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies.

When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

As a result of the Fund potentially having a portfolio turnover rate over 100% annually, the Fund will incur transaction costs for buying and selling securities. Shareholders may realize taxable gains as a result. Tax and transaction costs may potentially lower the Fund's effective return for shareholders.


In general, this Fund is likely to be more volatile than the S&P 500(R) Index.



2        Call toll-free 1-800-228-2121

Fund Performance
--------------------------------------------------------------------------------

[BAR CHART]

The bar chart and table at left give some indication of the risks of investing in the Emerging Growth Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future.


*The Nasdaq Industrial Index is a capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the industrial sector. As of December 31, 1998, this index included 2,866 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.


Fees and Expenses of the Fund
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)

Management Fees                                                            1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                               0.17%
--------------------------------------------------------------------------------
Other Fees                                                                 0.68%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.10%
--------------------------------------------------------------------------------
Expense Reimbursement                                                    (0.10)%
--------------------------------------------------------------------------------
Net Expenses(2)                                                            2.00%
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Emerging Growth Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. In addition, there is a $15 fee for a redemption from an IRA account.


(1) The maximum distribution fee is 0.25% of the Fund's average net assets per year. Because these fees are paid out of the Fund's assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may total more than paying other types of sales charges.

(2) THE ADVISER HAS AGREED TO LIMIT THE TOTAL EXPENSES OF EACH FUND (EXCLUDING INTEREST, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES) TO AN ANNUAL RATE OF 1.95% OF THE FUND'S AVERAGE NET ASSETS UNTIL AT LEAST JANUARY 1, 2000. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 1998, Other Fees and Total Annual Fund Operating Expenses were 0.53% and 1.95%, respectively.


This example is intended to help you compare the cost of investing in the Van Wagoner Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


   1 Year: $203     3 Years: $627      5 Years: $1,078       10 Years: $2,327


http://WWW.VANWAGONER.COM

Van Wagoner EMERGING GROWTH FUND                                               3

Van Wagoner MICRO-CAP FUND


Investment Objective
--------------------------------------------------------------------------------


CAPITAL APPRECIATION



Main Strategy
--------------------------------------------------------------------------------


THE MICRO-CAP FUND INVESTS PRIMARILY (AT LEAST 65% OF ITS TOTAL ASSETS) IN VERY SMALL COMPANIES--THOSE WITH MARKET CAPITALIZATIONS UNDER $500 MILLION AT TIME OF PURCHASE--THAT THE ADVISER BELIEVES HAVE THE POTENTIAL TO BE THE MARKET LEADERS OF THE FUTURE.


THE FUND BASES INVESTMENT BUY AND SELL DECISIONS ON:

- Intensive company-specific research, which includes on-site visits


- Interviews with management, customers, competitors and suppliers


- Review of analysis by brokerage houses, industry consultants, trade publications and other sources

The Adviser looks for companies with strong management teams, and the ability to grow significantly over the next several years. Most of these companies are not followed by Wall Street at this early stage.

The Fund may engage in short-term trading to try to achieve its investment objective and may have a portfolio turnover rate over 100% annually.

This Fund purchases restricted securities in private placement transactions.





Main Risks
--------------------------------------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The value of your Fund shares will fluctuate, and you could lose money.

The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When small-cap investing is out of favor, the Fund's share prices may decline even though the companies the Fund holds have sound fundamentals. Also, micro-cap companies may still be developing. They may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded at a lower volume. They may also be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

As a result of the Fund potentially having a portfolio turnover rate over 100% annually, the Fund will incur transaction costs for buying and selling securities. Shareholders may realize taxable gains as a result. Tax and transaction costs may potentially lower the Fund's effective return for shareholders.


In general, this Fund is likely to be significantly more volatile than the S&P 500(R) Index.



4        Call toll-free 1-800-228-2121

Fund Performance
--------------------------------------------------------------------------------

[BAR CHART]

The bar chart and table at left give some indication of the risks of investing in the Micro-Cap Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future.


*The Russell 2000 is an index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 Index is widely regarded in the industry to accurately capture the universe of small-cap stocks.


Fees and Expenses of the Fund
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)

Management Fees                                                            1.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                               0.18%
--------------------------------------------------------------------------------
Other Fees                                                                 0.95%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.63%
--------------------------------------------------------------------------------
Expense Reimbursement                                                    (0.63)%
--------------------------------------------------------------------------------
Net Expenses(2)                                                            2.00%
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Micro-Cap Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. In addition, there is a $15 fee for a redemption from an IRA account.


(1) The maximum distribution fee is 0.25% of the Fund's average net assets per year. Because these fees are paid out of the Fund's assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may total more than paying other types of sales charges.

(2) THE ADVISER HAS AGREED TO LIMIT THE TOTAL EXPENSES OF EACH FUND (EXCLUDING INTEREST, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES) TO AN ANNUAL RATE OF 1.95% OF THE FUND'S AVERAGE NET ASSETS UNTIL AT LEAST JANUARY 1, 2000. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 1998, Other Fees and Total Annual Fund Operating Expenses were 0.27% and 1.95%, respectively.


This example is intended to help you compare the cost of investing in the Van Wagoner Micro-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


    1 Year: $203     3 Years: $627      5 Years: $1,078       10 Years: $2,327

http://WWW.VANWAGONER.COM

Van Wagoner MICRO-CAP FUND                                                     5

Van Wagoner MID-CAP FUND


Investment Objective
--------------------------------------------------------------------------------


CAPITAL APPRECIATION



Main Strategy
--------------------------------------------------------------------------------


THE MID-CAP FUND INVESTS PRIMARILY (AT LEAST 65% OF ITS TOTAL ASSETS) IN COMMON STOCKS OF COMPANIES THAT, AT TIME OF PURCHASE, HAVE MARKET CAPITALIZATIONS BETWEEN $500 MILLION AND $7 BILLION.


THE FUND BASES INVESTMENT BUY AND SELL DECISIONS ON:

- Intensive company-specific research, which includes on-site visits


- Interviews with management, customers, competitors and suppliers


- Review of analysis by brokerage houses, industry consultants, trade publications and other sources

The Mid-Cap Fund looks for companies that are more established than those in the Micro-Cap Fund but are still growing, usually because of a new, improved or upgraded product, service or business operation.

The Fund may engage in short-term trading to try to achieve its investment objective and may have a portfolio turnover rate over 100% annually.

This Fund purchases restricted securities in private placement transactions.





Main Risks
--------------------------------------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The value of your Fund shares will fluctuate, and you could lose money.

The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When mid-cap investing is out of favor, the Fund's share prices may decline even though the companies the Fund holds have sound fundamentals. Also, the mid-cap companies in which the Fund invests may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

As a result of the Fund potentially having a portfolio turnover rate over 100% annually, the Fund will incur transaction costs for buying and selling securities. Shareholders may realize taxable gains as a result. Tax and transaction costs may potentially lower the Fund's effective return for shareholders.


In general, this Fund is likely to be less volatile than the Micro-Cap Fund but more volatile than the S&P 500(R) Index.



6        Call toll-free 1-800-228-2121

Fund Performance
--------------------------------------------------------------------------------

[BAR CHART]

The bar chart and table at left give some indication of the risks of investing in the Mid-Cap Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future.


*The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million.



Fees and Expenses of the Fund
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)

Management Fees                                                            1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                               0.17%
--------------------------------------------------------------------------------
Other Fees                                                                 0.95%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.12%
--------------------------------------------------------------------------------
Expense Reimbursement                                                    (0.12)%
--------------------------------------------------------------------------------
Net Expenses(2)                                                            2.00%
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Mid-Cap Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. There is also a $15 fee for a redemption from an IRA account.


(1) The maximum distribution fee is 0.25% of the Fund's average net assets per year. Because these fees are paid out of the Fund's assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may total more than paying other types of sales charges.

(2) THE ADVISER HAS AGREED TO LIMIT THE TOTAL EXPENSES OF EACH FUND (EXCLUDING INTEREST, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES) TO AN ANNUAL RATE OF 1.95% OF THE FUND'S AVERAGE NET ASSETS UNTIL AT LEAST JANUARY 1, 2000. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 1998, Other Fees and Total Annual Fund Operating Expenses were 0.78% and 1.95%, respectively.


This example is intended to help you compare the cost of investing in the Van Wagoner Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


    1 Year: $203     3 Years: $627      5 Years: $1,078       10 Years: $2,327

http://WWW.VANWAGONER.COM

Van Wagoner MID-CAP FUND                                                       7

Van Wagoner POST-VENTURE FUND


Investment Objective
--------------------------------------------------------------------------------


CAPITAL APPRECIATION



Main Strategy
--------------------------------------------------------------------------------

THE POST-VENTURE FUND INVESTS IN COMPANIES OF ALL SIZES USUALLY IN THE EARLY STAGES OF THEIR PUBLIC EXISTENCE. THE ADVISER LOOKS FOR COMPANIES THAT EITHER HAVE RECENTLY BECOME PUBLICLY TRADED OR ARE TAKING A NEW DIRECTION, WITH THE POTENTIAL FOR ABOVE-AVERAGE GROWTH IN MARKET VALUE.

THE FUND BASES INVESTMENT BUY AND SELL DECISIONS ON:

- Intensive company-specific research, which includes on-site visits


- Interviews with management, customers, competitors and suppliers


- Review of analysis by brokerage houses, industry consultants, trade publications and other sources

Most of these companies have received venture capital financing some time during their development or as part of a reorganization, restructuring or recapitalization. The Adviser looks for companies with strong management teams, innovative products or services and a solid business plan. The Fund may engage in short-term trading to try to achieve its investment objective and may have a portfolio turnover rate over 100% annually.

This Fund purchases restricted securities in private placement transactions.





Main Risks
--------------------------------------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The value of your Fund shares will fluctuate, and you could lose money.

The types of companies in which the Fund invests present additional risks. Companies going through restructuring or reorganization have a greater risk of being undervalued by the market. Also, post-venture-capital companies are generally developing or making significant changes. They may be subject to greater business risk and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

As a result of the Fund potentially having a portfolio turnover rate over 100% annually, the Fund will incur transaction costs for buying and selling securities. Shareholders may realize taxable gains as a result. Tax and transaction costs may potentially lower the Fund's effective return for shareholders.


In general, this Fund is likely to be more volatile than the S&P 500(R) Index.



8        Call toll-free 1-800-228-2121

Fund Performance
--------------------------------------------------------------------------------

[BAR CHART]

The bar chart and table at left give some indication of the risks of investing in the Post-Venture Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future.



*The Nasdaq Industrial Index is a capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the industrial sector. As of December 31, 1998, this index included 2,866 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)

Management Fees                                                            1.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                               0.09%
--------------------------------------------------------------------------------
Other Fees                                                                 1.31%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.90%
--------------------------------------------------------------------------------
Expense Reimbursement                                                    (0.90)%
--------------------------------------------------------------------------------
Net Expenses(2)                                                            2.00%
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Post-Venture Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. There is also a $15 fee for a redemption from an IRA account.


(1) The maximum distribution fee is 0.25% of the Fund's average net assets per year. Because these fees are paid out of the Fund's assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may total more than paying other types of sales charges.

(2) THE ADVISER HAS AGREED TO LIMIT THE TOTAL EXPENSES OF EACH FUND (EXCLUDING INTEREST, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES) TO AN ANNUAL RATE OF 1.95% OF THE FUND'S AVERAGE NET ASSETS UNTIL AT LEAST JANUARY 1, 2000. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 1998, Other Fees and Total Annual Fund Operating Expenses were 0.36% and 1.95%, respectively.


This example is intended to help you compare the cost of investing in the Van Wagoner Post-Venture Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


    1 Year: $203     3 Years: $627      5 Years: $1,078       10 Years: $2,327

http://WWW.VANWAGONER.COM

Van Wagoner POST-VENTURE FUND                                                  9

Van Wagoner TECHNOLOGY FUND


Investment Objective
--------------------------------------------------------------------------------


CAPITAL APPRECIATION



Main Strategy
--------------------------------------------------------------------------------


THE TECHNOLOGY FUND INVESTS PRIMARILY (AT LEAST 65% OF ITS TOTAL ASSETS) IN TECHNOLOGY COMPANIES OF ALL SIZES, IN INDUSTRIES CHARACTERIZED BY ADVANCES BASED ON RESEARCH AND DEVELOPMENT. SUCH INDUSTRIES INCLUDE (BUT ARE NOT LIMITED TO):


- Computers                           - Pharmaceuticals

- Computer services                   - Biotechnology
  and software

- Communications                      - Medical devices

- Consumer electronics                - Semiconductors

- Cable television                    - Technical services

                                      - Robotics


THE FUND BASES INVESTMENT BUY AND SELL
DECISIONS ON:

- Intensive company-specific research, which includes on-site visits

- Interviews with management, customers, competitors and suppliers

- Review of analysis by brokerage houses, industry consultants, trade publications and other sources

The Adviser believes that because advances in technology bring about growth and innovations in nearly every other industry, technology companies offer increased potential for long-term return.

The Fund may engage in short-term trading to try to achieve its investment objective and may have a portfolio turnover rate over 100% annually.

This Fund purchases restricted securities in private placement transactions.


Main Risks
--------------------------------------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The value of your Fund shares will fluctuate, and you could lose money.

The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When small-cap investing is out of favor, the Fund's share prices may decline even though the companies the Fund holds have sound fundamentals.

Also, technology companies may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. Company earnings in this sector may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Investors' enthusiasm for technology stocks can also change dramatically. This all means technology stock prices may rise and fall sharply.

When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

As a result of the Fund potentially having a portfolio turnover rate over 100% annually, the Fund will incur transaction costs for buying and selling securities. Shareholders may realize taxable gains as a result. Tax and transaction costs may potentially lower the Fund's effective return for shareholders.


The Technology Fund may be the most volatile of all the Van Wagoner Funds because it focuses on just one market sector. In general, this Fund is likely to be significantly more volatile than the S&P 500(R) Index.




10       Call toll-free 1-800-228-2121

Fund Performance
--------------------------------------------------------------------------------

[BAR CHART]

The bar chart and table at left give some indication of the risks of investing in the Technology Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future.



*The Nasdaq Industrial Index is a capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the industrial sector. As of December 31, 1998, this index included 2,866 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.


Fees and Expenses of the Fund
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)

Management Fees                                                            1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees(1)                                               0.25%
--------------------------------------------------------------------------------
Other Fees                                                                 4.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       5.80%
--------------------------------------------------------------------------------
Expense Reimbursement                                                    (3.80)%
--------------------------------------------------------------------------------
Net Expenses(2)                                                             2.0%
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Technology Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. There is also a $15 fee for a redemption from an IRA account.


(1) The maximum distribution fee is 0.25% of the Fund's average net assets per year. Because these fees are paid out of the Fund's assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may total more than paying other types of sales charges.

(2) THE ADVISER HAS AGREED TO LIMIT THE TOTAL EXPENSES OF EACH FUND (EXCLUDING INTEREST, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES) TO AN ANNUAL RATE OF 1.95% OF THE FUND'S AVERAGE NET ASSETS UNTIL AT LEAST JANUARY 1, 2000. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 1998, Other Fees and Total Annual Fund Operating Expenses were 0.45% and 1.95%, respectively.


This example is intended to help you compare the cost of investing in the Van Wagoner Technology Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


    1 Year: $203     3 Years: $627      5 Years: $1,078       10 Years: $2,327

http://WWW.VANWAGONER.COM


Van Wagoner TECHNOLOGY FUND                                                   11

Van Wagoner Funds OTHER POLICIES AND RISKS
--------------------------------------------------------------------------------


While each of the five Van Wagoner Funds seeks capital appreciation and is an aggressive growth fund, there are differences in Fund strategies, risks and performance, as described in this Prospectus.


The Funds are designed for long-term investors who can accept frequent short-term ups and downs in their investment's value.

MONEY MARKET INSTRUMENTS
In adverse markets, the Funds may invest up to 100% of their assets in high-quality, short-term money market instruments. Following such a strategy could prevent the Funds from achieving their investment objective of capital appreciation. The Funds may also use money market instruments to have cash available to take advantage of investment opportunities, to pay expenses and to meet anticipated redemptions.

HEDGING STRATEGIES
The Funds may use various hedging strategies, such as buying and selling options on particular securities or stock indices, in an effort to reduce risk. Options trading is a highly specialized activity that may entail increased investment risk. Options trading may reduce return or increase volatility. If a Fund buys a put or call option but doesn't exercise or close it before the option expires, the Fund will lose the premium it paid plus commission costs.


INVESTMENT DECISION MAKING
The Adviser makes investment decisions based on company-specific research, which includes:

- On-site visits

- Interviews with management, customers, competitors and suppliers

- Review of analysis by brokerage houses, industry consultants, other trade publications

- Other sources


The Adviser seeks out companies with the ability to thrive in rapidly growing industries and create innovative products and services and with dedicated management teams. If the Adviser has doubts as to the company's ability to execute its business plan or its ability to meet earnings expectations, the Adviser will reevaluate that holding and may reduce or liquidate the position. Continual research is key to whether the Adviser increases, reduces or liquidates a position.


YEAR 2000
Year 2000-related computer problems could have a negative effect on the Funds and the securities they hold. The Adviser has considered the effects of Year 2000 on the Funds' underlying securities, including foreign investments. The Adviser is working to avoid any problems associated with Year 2000 issues and to obtain assurances from service providers that they are taking similar steps.



PORTFOLIO TURNOVER
The Adviser makes buy and sell decisions without considering how long a Fund has held a security. The Funds buy securities when the Adviser believes they'll advance the Fund's objective, even if the Fund has only recently sold that same security.


The Adviser expects the Funds' portfolio turnover to be higher than that of general equity funds. Higher turnover may lead to higher trading costs, potentially reducing return on your investment. It may also result in increased short-term capital gains, which are generally taxable as ordinary income for federal income tax purposes.

FUND OBJECTIVES
The Board of Directors may change the Funds' investment objectives without shareholder approval. You would receive advance notice of any such changes.



12       Call toll-free 1-800-228-2121

Van Wagoner FUNDS MANAGEMENT


INVESTMENT ADVISER
The Funds are advised by Van Wagoner Capital Management, Inc., 345 California Street, Suite 2450, San Francisco, CA 94104. The Adviser was organized October 24, 1995, and supervises and manages the Funds, overseeing administration and making day-to-day investment decisions subject to policies set by the Board of Directors.

Each Fund pays the Adviser an annual management fee equal to the following percentages of daily net assets:


Emerging Growth Fund                      1.25%
--------------------------------------------------
Micro-Cap Fund                            1.50%
--------------------------------------------------
Mid-Cap Fund                              1.00%
--------------------------------------------------
Post-Venture Fund                         1.50%
--------------------------------------------------
Technology Fund                           1.25%



PAST PERFORMANCE OF THE PORTFOLIO MANAGER
Garrett R. Van Wagoner, President and a director of the Adviser, is Van Wagoner Capital Management's sole shareholder. He is the portfolio manager for each of the Funds.


Mr. Van Wagoner has more than 22 years of experience as a securities analyst and portfolio manager. From March 1993 to December 1995, he was portfolio manager of the Govett Smaller Companies Fund, a portfolio of The Govett Funds, Inc. Before that, he was senior vice president at Bessemer Trust, N.A., since 1982, where he was responsible for its emerging growth stock investment program.




The Govett Smaller Companies Fund earned a 5-star Morningstar, Inc. ranking for the three years during which Mr. Van Wagoner was responsible for day-to-day management and investment selection as noted in the Govett Prospectus. No other individual was responsible for the performance of the Fund during that time. Morningstar's ratings reflect historical performance, adjusted for risk, and can change every month. Ten percent of the funds in each investment category receive five stars; 22.5 percent receive four stars; and the next 35 percent receive three stars. There were 172 funds in Morningstar's Small Company category for the three years ended December 31, 1995.


The table below shows how the Govett Smaller Companies Fund's average annual returns for the year ended December 31, 1995, and for Mr. Van Wagoner's tenure compared with Nasdaq Composite Index and S&P 500(R) Index performance.


                                           3/1/93-
                                 1 YEAR   12/31/95
Govett Smaller Companies Fund(1)  69.0%     54.7%
----------------------------------------------------
Nasdaq Composite Index(2)         39.9%     17.2%
----------------------------------------------------
S&P 500(R)Index(3)                37.6%     15.4%



(1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of Fund expenses. The expense ratio of the Govett Smaller Companies Fund was capped at 1.95% from March 1, 1993 to December 31, 1995. The performance stated is net of actual fees and expenses including any sales loads.


(2) The Nasdaq Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as foreign common stocks and ADRs traded on the National Market System.

(3) The S&P 500(R) Index is an unmanaged index of 500 selected stocks, most of which are listed on the New York Stock Exchange. It's heavily weighted toward large-cap stocks and represents about two-thirds of the total market value of all domestic stocks.


This information shows Mr. Van Wagoner's performance in managing a portfolio similar to the Emerging Growth Fund, using substantially similar investment objectives, policies and strategies. Unlike the Emerging Growth Fund, which isn't limited as to


http://WWW.VANWAGONER.COM


Van Wagoner FUNDS MANAGEMENT                                                  13

Van Wagoner FUNDS MANAGEMENT
--------------------------------------------------------------------------------


the capitalization of portfolio securities, the Govett Smaller Companies Fund was required to invest at least 65% of its total assets in companies with individual market capitalizations which would, at the time of purchase, place them in the same size range as companies included in the Nasdaq Composite Index, excluding its top 75 companies. However, the differences between the two Funds do not affect their comparability. While serving as portfolio manager for the Govett Smaller Companies Fund, Mr. Van Wagoner also managed other accounts with investment objectives similar to the Emerging Growth Fund but did not manage such accounts until June 1994. The Van Wagoner Emerging Growth Fund is managed with substantially similar objectives, policies and strategies as the Govett Smaller Companies Fund.

Of course, past performance doesn't guarantee future results. Investment returns vary, as they are affected by market conditions and company-specific changes. The past performance of the Govett Smaller Companies Fund is not indicative of the past or future performance of the Emerging Growth Fund.

OTHER SERVICE PROVIDERS
Administrator and transfer agent: Sunstone Financial Group, Inc. provides clerical, compliance, regulatory, Fund accounting, dividend disbursing, transfer agency and other services.

The Adviser and service providers receive compensation. However, they may choose to waive some or all of their fees, which will cause Fund returns to be higher than they would have been without the waiver.

Custodian: UMB Bank, n.a.



14       Call toll-free 1-800-228-2121

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

Here's what you need to know about opening and maintaining your account with Van Wagoner Funds.


How Shares Are Priced
--------------------------------------------------------------------------------


When you buy or sell (redeem) Fund shares, the Funds will price your transaction at the next net asset value ("NAV") calculated after the Funds receive your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page 21 for a definition of "good order." You pay no front-end sales charge, commission or redemption fee (except for a $10 fee for redemptions made by wire and a $15 fee for a redemption from an IRA account).

NAV, the price of one share of a Fund, is calculated at the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange ("NYSE") is open. The NYSE is closed on weekends and national holidays.

If the transfer agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the transfer agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV. See "Other Purchase, Redemption and Exchange Policies" on page 21 for a definition of "good order."


The Funds value securities other than debt instruments maturing within 60 days at market prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices aren't readily available for particular securities, the Funds price these securities at their fair value as determined by the Adviser under the Board of Directors' supervision.



Buying Shares


All the Van Wagoner Funds are no-load. You pay no sales charge to buy, sell or exchange shares, but the Funds do charge a 0.25% 12b-1 fee. (There is a $10 fee for redemptions made by wire and a $15 fee for a redemption from an IRA account.)



MINIMUM INVESTMENT               INITIAL  ADDITIONAL
Regular Accounts                 $1,000     $50
----------------------------------------------------
Automatic Investment Plan          $500     $50
----------------------------------------------------
IRAs                               $500     $50
----------------------------------------------------
Gift to Minors                     $500     $50


The Funds may waive minimums for qualified retirement plans. Investors must make purchases in U.S. dollars, by checks drawn on U.S. banks. The Funds won't accept cash, credit cards or third-party checks.

Accepting orders. The Funds must receive a properly completed New Account Application to establish telephone and exchange privileges. The Funds may return incomplete Applications or checks.

Each Fund may reject any purchase order or refuse a telephone transaction if the Fund believes it is advisable to do so. The Funds won't accept an account if you're investing for another person as attorney-in-fact, or an account with "Power of Attorney" or "POA" in the New Account Application's registration section.

Certificates. The Funds do not issue stock certificates. You'll receive a statement confirming your purchase.

http://WWW.VANWAGONER.COM

Van Wagoner Funds BUYING SHARES                                               15

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

Opening an Account
--------------------------------------------------------------------------------

BY MAIL

- Complete a New Account Application
  (available online at www.vanwagoner.com
  or by calling 1-800-228-2121). If you are opening an IRA, complete an IRA Application.

- Mail the completed Application with a check payable to Van Wagoner Funds to:
  Van Wagoner Funds, Inc.
  P.O. Box 1628
  Milwaukee, WI 53201-1628

- For overnight or express mail, use this address:
  Van Wagoner Funds, Inc.
  207 E. Buffalo St., Suite 315
  Milwaukee, WI 53202-5712

BY WIRE
- Prior to the wire purchase you must call
  1-800-228-2121 for an investor account number. At the same time you must also complete a New Account
  Application or an IRA Application if applicable.

- The wire instructions are as follows:
  UMB Bank, n.a. A.B.A. #101000695
  For credit to Van Wagoner Funds, Inc.
  Account #9870610183
  For further credit to:
  (investor account number)
  (name or account registration)
  (Social Security or Taxpayer Identification
  Number)
  (Name of Fund you intend to purchase)


- As soon as possible after wiring money, send the Funds your original New Account Application or
  IRA Application. The Funds must receive a properly completed and executed Application to establish telephone and exchange privileges.
  If the Funds do not receive your original
  Application, they may delay payment of
  redemption proceeds and withhold taxes.


AUTOMATIC INVESTMENT PLAN
- Complete the Automatic Investment Plan section on your New Account Application, and open your account with at least $500.

- Each month, quarter or year, the amount you specify ($50 or more) is automatically withdrawn from your bank account to buy Fund shares. You can choose to have withdrawals on the 5th, 10th, 15th, 20th, 25th and/or last day of each month. You will receive quarterly statements showing these purchases.

- The Funds do not charge a service fee for the Plan, but if there's not enough money in your bank account to cover the withdrawal, you'll be charged $20, your purchase will be cancelled, and you'll be responsible for any resulting loss to the Funds.

- A redemption of all funds from your account will not automatically discontinue the Plan. To terminate your Automatic Investment Plan, send the Funds a written request at least five days before your next Plan withdrawal date or call our Shareholder Services Department.



16   Call toll-free 1-800-228-2121

Adding to an Account
--------------------------------------------------------------------------------

BY MAIL
- Send your check, plus an investment slip from a recent statement or a signed note with the account's full name and number.

- Use the addresses at left.


BY WIRE
- Follow the wire instructions at left. Be sure to include your account number and the name of the Fund to be purchased.


- Wired funds are considered received in good order on the day they reach the Funds' bank account by the Funds' purchase cut-off time (3:00 p.m. Central time) and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

BY ELECTRONIC FUNDS TRANSFER
- The Funds require 10 business days to verify your bank information before initiating this privilege. If your account is already open and you'd like to establish electronic funds transfer privileges, call 1-800-228-2121.

- Request the electronic transfer by phone or in writing, in amounts from $50 to $50,000 per day.

- The Funds withdraw money from the bank account you designated when establishing the privilege and invest it at the net asset value calculated after they receive your transfer request in good order.

AUTOMATIC INVESTMENT PLAN
- If your account is already open and you'd like to add the Automatic Investment Plan, call 1-800-228-2121 for an Application. Plan investment minimums apply. Adding this Plan to your account requires a signature guarantee, described on page 21.

- The Funds require 10 business days to verify your bank information before initiating the Plan.

- When your Plan is established, it follows the description at left.

OTHER PURCHASE POLICIES
Purchases through third parties. If you buy shares from a broker-dealer, financial institution or other provider, their policies and fees may differ from those described here.

The Funds may accept requests to buy additional shares into a broker-dealer street name account only from the broker-dealer.

The Funds may authorize service providers and their designees to accept purchase orders on the Funds' behalf. The Funds consider such orders received when the service provider accepts them, and price them at the next net asset value calculated after receipt by the service provider.

The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Funds price these telephone orders at the next net asset value calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring the Funds receive payment within the agreed-upon period. Otherwise, the provider could be liable for resulting fees or losses.

Returned checks/insufficient funds. The Funds will charge a $20 service fee against your account for any check or electronic transfer returned unpaid. Your purchase will be cancelled, and you'll be responsible for any resulting loss to the Funds.

Redemption requests shortly after purchase. Payment for redemptions may be delayed up to 7 business days to make sure there are sufficient funds to cover the check or electronic transfer you use to make the purchase. If you plan to exchange or redeem shares shortly after purchase, you may want to make your purchase by wire.


http://WWW.VANWAGONER.COM

Van Wagoner Funds OPENING AND ADDING TO AN ACCOUNT                            17

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

Selling Shares
--------------------------------------------------------------------------------


You may sell, or redeem, your Fund shares anytime. The price you receive will be the next net asset value calculated after the Funds receive your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page 21 for a definition of "good order." Note that when you sell shares, you may realize a capital gain or loss for federal income tax purposes.

There's no charge to redeem shares except if you redeem by wire ($10) or if you redeem from an IRA account ($15) (detailed in your IRA Disclosure Statement & Custodial Account Agreement) to cover tax reporting. The Funds may withhold taxes on IRA redemptions to meet federal law requirements.

The Funds reserve the right to redeem in kind--that is, in securities whose market value equals the redemption amount.

BY MAIL
- Send the Funds your unconditional written request with:
  - the number of shares or the dollar amount to be redeemed
  - the Fund's name
  - the name(s) on the account registration
  - the account number

If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you don't make your selection on the IRA Application, we will automatically withhold 10% of your redemption proceeds.


- Sign the request exactly as the account is registered. You'll need a signature guarantee if:
  - the amount to be redeemed is more than $50,000
  - the proceeds are to be sent to someone other than the shareholders of record or to somewhere other than the address of record
  - the request is made within 30 days of an address change


See "Signature guarantees," under "Other Purchase, Redemption and Exchange Policies" on page 21.
- Include any documentation required for corporate, partnership or fiduciary accounts. Call 1-800-228-2121 for details.
- Mail to:
  Van Wagoner Funds, Inc.
  P.O. Box 1628
  Milwaukee, WI 53201-1628
- For overnight or express mail, use this address:
  Van Wagoner Funds, Inc.
  207 E. Buffalo St., Suite 315
  Milwaukee, WI 53202-5712

BY TELEPHONE
- If you did not waive this privilege on your New Account Application, you may call the Funds at 1-800-228-2121 to redeem share amounts of $500 to $50,000. You must request redemptions exceeding $50,000 in writing with all signatures guaranteed.

- The Funds will mail proceeds to your address of record, or send by wire or electronic funds trans-fer to the bank account listed in your records. The Funds will deduct a $10 wire redemption fee from your proceeds. There is also a $15 fee for redemptions from IRAs.

- The Funds reserve the right to refuse a telephone redemption request and do not accept redemption requests via fax.



18       Call toll-free 1-800-228-2121

OTHER REDEMPTION POLICIES
Payment. When you redeem shares, you'll receive payment as follows:


- Mailed payments will be sent within 7 days of receiving redemption instructions in good order.


- Wire payments for redemptions requested by phone will usually be made on the next business day.

- Electronic funds transfers will ordinarily arrive at your bank 2 to 3 banking days after transmission.

The Funds may delay payment for up to 7 business days after receiving a redemption request, to allow checks used to purchase Fund shares to clear. The Funds may also suspend redemptions if the NYSE closes or for other emergencies.

If the dollar amount you request to be redeemed is greater than the current account value (as determined by the NAV on the redemption date), the Funds will redeem your entire account balance.

When you redeem a partial balance from the Money Market Fund (see "Exchanging Shares" on page 20 for details on that Fund), your proceeds exclude accrued and unpaid income through the redemption date. If you redeem your entire balance from the Fund, accrued income will be paid separately at the end of the month.

Redeeming shares through third parties. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.

The Funds may authorize service providers and their designees to accept redemption requests on the Funds' behalf. The Funds consider these requests received when the provider accepts them, and price them at the next net asset value calculated.

Telephone redemptions. The Funds won't accept telephone redemption requests for payment by check for 30 days following an address change. You must make the request in writing, with all signatures guaranteed.

During shifts in the market or economy, it may be difficult to redeem shares by telephone or wire. You can deliver or mail your redemption requests as described at left.


Small accounts. If a redemption or exchange leaves your account below the $1,000 minimum, or you discontinue the Automatic Investment Plan before you reach the minimum, the Funds may provide you a 60-day notice to add to your balance or renew your Automatic Investment Plan. Otherwise, the Funds may close your account and send you the proceeds.


Systematic Withdrawal Plan. If your account balance is $10,000 or more, you can request regular distributions of at least $50. Note that withdrawals may result in a gain or loss for federal income tax purposes.

Call 1-800-228-2121 for a Systematic Withdrawal Plan Application. To change your plan, send a request in writing, with a signature guarantee for each registered holder of the account. You can stop your plan anytime without charge or penalty. The Funds may change or eliminate the plan at any time with 60 days' notice.



http://WWW.VANWAGONER.COM

Van Wagoner Funds SELLING SHARES                                              19

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

Exchanging Shares
--------------------------------------------------------------------------------

You can exchange shares of one Van Wagoner Fund for those of any other Van Wagoner Fund available for investment. Note that an exchange is an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.

HOW IT WORKS
You can request an exchange in writing or by phone (if you haven't declined this privilege). Shares from your existing account are redeemed at the next net asset value calculated after the Funds receive your instructions in good order. The proceeds are used to buy shares in another Van Wagoner Fund (also priced at the next net asset value calculated after the Funds receive your instructions in good order).

If you're opening a new account with an exchange, the transaction must meet account minimums. If you're adding to an account, the exchange must be $500 or more. New accounts will have the same registration and privileges as your existing account unless you specify otherwise.

MONEY MARKET FUND
You can also exchange your Van Wagoner Funds shares for those of the Northern U.S. Government Money Market Fund (the "Money Market Fund"). The minimum to open such an account is $1,000; for additions, it's $500. Call 1-800-228-2121 for the Money Market Fund Prospectus and read it carefully before investing.


When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or the initial purchase. When you exchange a partial balance out of the Money Market Fund, your proceeds exclude accrued and unpaid dividends through the exchange date. When you're exchanging your entire Money Market Fund balance, the Money Market Fund will exchange accrued and unpaid dividends when the Money Market Fund pays it, at the end of the month.


TELEPHONE EXCHANGES
Follow the instructions under "Selling Shares--By Telephone."

AUTOMATIC EXCHANGE PLAN
You may make automatic monthly exchanges from one Van Wagoner Fund to another or from the Money Market Fund to a Van Wagoner Fund. The minimum transaction is $50. Keep in mind that an exchange is an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.

Your account must meet minimum account requirements before you establish this plan. To set up an Automatic Exchange Plan when you open your account, complete that section of the New Account Application. To start the plan after your account is open, call the Funds at 1-800-228-2121.

EXCHANGE RESTRICTIONS
The Van Wagoner Funds are for long-term investing, not short-term market speculation. Excessive trading can hurt the Funds' performance and shareholders. A pattern of exchanges with a "market timer" strategy can be especially disruptive. Therefore:

- The Funds may restrict the number of exchanges you can make.

- The Funds may suspend or terminate, without notice, the exchange privilege of any investor who uses it excessively (e.g., more than 5 times a year).

- The Funds may restrict or refuse exchanges if they receive or anticipate simultaneous orders affecting significant portions of a Fund's assets.



20       Call toll-free 1-800-228-2121

Other Purchase, Redemption and Exchange Policies
--------------------------------------------------------------------------------

GOOD ORDER

The Funds must receive your request to buy, sell or exchange shares in good order. The request must include:

- The Fund's name and your account number

- The number or dollar amount of shares you want to buy or sell

- Signatures of all owners, exactly as registered on the account


- Signature guarantees for the following:
   - if the amount to be redeemed is more than $50,000
   - if the proceeds are to be sent to someone other than the shareholders of record or to somewhere other than the address of record
   - if the request is made within 30 days of an address change


- Any documentation required for redemptions by estates, trusts and other organizations

TELEPHONE TRANSACTIONS
Unless you waive telephone privileges on your New Account Application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures guaranteed. A notary public is not an acceptable guarantor.

The Funds will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. The Funds reserve the right to refuse a telephone transaction.


SIGNATURE GUARANTEES
Generally, whenever you change your account privileges, your bank information or your account registration information, you need a signature guarantee for each registered holder. These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc., or other eligible institutions. A NOTARY PUBLIC IS NOT ACCEPTABLE.



http://WWW.VANWAGONER.COM

Van Wagoner Funds OTHER PURCHASE, REDEMPTION AND EXCHANGE POLICIES            21

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

The Funds intend to pay dividends, if any, from net investment income and net realized capital gains, if any, at least annually. The Funds will reinvest these dividends and distributions unless you request otherwise.

Whether you receive dividends and distributions in cash or reinvest them, they're generally subject to federal income tax as ordinary income or capital gains, respectively. Each year the Funds will give you an annual statement about the dividends and other distributions you've received or reinvested. Because everyone's tax situation is unique, and state and local law may also affect you, the Funds strongly suggest you consult your tax adviser.

If you don't give the Funds your Taxpayer Identification Number, federal law requires withholding of 31% of any distribution and redemption proceeds for federal income tax purposes.


12b-1 Fees
--------------------------------------------------------------------------------

The Funds' plan under Rule 12b-1 allows them to pay distribution and other fees for activities generally intended to result in sales of shares--for example, advertising, compensation for sales and marketing activities and materials, and shareholder account servicing.

The Board of Directors determines these fees, paid at an annual rate of up to 0.25% of a Fund's average daily net assets. Because these fees are paid out of a Fund's assets year after year, over time they will increase the cost of your investment and may exceed other types of sales charges.


22       Call toll-free 1-800-228-2121

Van Wagoner Funds SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Automated Information
--------------------------------------------------------------------------------


Use a touch-tone phone to access information about the Funds and your account 24 hours a day, 7 days a week. During regular business hours (7:00 a.m. to 7:00 p.m. Central time, Monday through Friday), you may also choose to speak with a Shareholder Services Representative. Call 1-800-228-2121.


With automated shareholder services, you can:
- Find out a Fund's closing price and how that price changed from the previous day

- Check your account balance

- Review your last 5 transactions

- Order duplicate forms and statements

Internet Access   www.vanwagoner.com
----------------

Visit the Funds' Web site to review your account balances, transactions and other information. Go to WWW.VANWAGONER.COM to select your password and initiate this privilege.


Statements and Reports
--------------------------------------------------------------------------------

As a shareholder you'll receive:

- Confirmation statements. You'll receive a confirmation statement after each transaction that affects your account balance or registration. Automatic Investment Plan participants receive quarterly confirmations of all automatic transactions.

- Account statements. All shareholders receive quarterly account statements. You can order additional copies of statements for the current and preceding year at no charge. Statements for earlier years cost $5 each. Call 1-800-228-2121.



If you need to contact the Funds about your account, you can write to us at:
VAN WAGONER FUNDS, INC.
P.O. BOX 1628
MILWAUKEE, WI 53201-1628

For overnight or express mail:
VAN WAGONER FUNDS, INC.
207 E. BUFFALO ST., SUITE 315
MILWAUKEE, WI 53202-5712

- Financial reports. Shareholders receive financial reports twice a year. Annual reports include audited financial statements. To reduce expenses we'll mail one copy of each report to each Taxpayer Identification Number even though the investor may have more than one account with the Funds.


Automatic Plans
--------------------------------------------------------------------------------

The Funds offer an Automatic Investment Plan, described under "Opening an Account"; a Systematic Withdrawal Plan, described under "Selling Shares"; and an Automatic Exchange Plan, described under "Exchanging Shares."


Retirement Plans
--------------------------------------------------------------------------------

The Funds offer several retirement accounts and employer plans: IRA, Roth IRA, SEP-IRA, Simple IRA and 403(b)(7) accounts. In addition, the Funds' can be used as investment options for other types of retirement plans. The Custodian is UMB Bank, n.a. for individuals and employers. For more information call 1-800-228-2121.





http://WWW.VANWAGONER.COM

Van Wagoner Funds SHAREHOLDER SERVICES                                        23

VAN WAGONER FUNDS Financial Highlights
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period Ending December 31
--------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE SINCE INCEPTION. SOME OF THE INFORMATION REFLECTS RESULTS FOR ONE FUND SHARE. "TOTAL RETURN" IS THE RATE YOUR INVESTMENT WOULD HAVE EARNED (OR LOST), ASSUMING YOU REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP. THEIR REPORT AND THE FUNDS' FINANCIAL STATEMENTS ARE INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE ON REQUEST.

                                                 EMERGING GROWTH FUND
                                             1998        1997        1996

Net Asset Value, Beginning of Period        $10.15      $12.69      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss                          (0.20)      (0.25)      (0.15)

Net realized and unrealized gains
(losses) on investments                       1.01       (2.29)      2.842
--------------------------------------------------------------------------------
Total from investment operations              0.81       (2.54)       2.69
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.96      $10.15      $12.69
--------------------------------------------------------------------------------
Total Return                                  7.98%     (20.02)%     26.90%


SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (000s)          $189,372    $313,217    $638,159

Ratio of net expenses to average
net assets--net of waivers                    1.95%       1.88%       1.95%
and reimbursements

Ratio of net investment loss to
average net assets--net of waivers           (1.55)%     (1.68)%     (1.49)%
and reimbursements

Ratio of net expenses to average
net assets--before voluntary waivers          2.00%       1.88%       1.98%
and reimbursements

Ratio of net investment loss to
average net assets--before voluntary         (1.60)%     (1.68)%     (1.52)%
waivers and reimbursements

Portfolio turnover rate                        668%        333%        159%


(1) Commenced operations after the close of business on December 31, 1997
(2) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

24       Call toll-free 1-800-228-2121


       MICRO-CAP FUND                     MID-CAP FUND             POST-VENTURE FUND   TECHNOLOGY FUND(1)
  1998       1997     1996          1998       1997     1996        1998      1997           1998

  $9.99     $12.45     $10.00     $10.67     $12.39     $10.00      $8.78   $10.00          $10.00



  (0.16)     (0.26)     (0.09)     (0.16)     (0.22)     (0.09)     (0.14)   (0.15)          (0.08)


   1.47      (2.20)     2.542       1.92      (1.50)     2.482       3.44    (1.07)           8.59
---------------------------------------------------------------------------------------------------------

   1.31      (2.46)      2.45       1.76      (1.72)      2.39       3.30    (1.22)           8.51
---------------------------------------------------------------------------------------------------------

 $11.30      $9.99     $12.45     $12.43     $10.67     $12.39     $12.08    $8.78          $18.51
---------------------------------------------------------------------------------------------------------

  13.11%    (19.76)%    24.50%     16.49%    (13.88)%    23.90%     37.59%  (12.20)%         85.10%




$46,113    $71,867   $140,698    $45,925    $73,837   $137,740    $19,081  $20,468          $8,176


   1.95%      1.95%      1.95%      1.95%      1.80%      1.95%      1.95%    1.95%           1.95%



  (1.30)%    (1.72)%    (1.04)%    (1.15)%    (1.42)%    (1.16)%    (1.39)%  (1.39)%         (0.88)%



   2.00%      2.00%      2.00%      2.00%      1.80%      2.00%      2.00%    2.00%           2.00%



  (1.35)%    (1.77)%    (1.09)%    (1.20)%    (1.42)%    (1.21)%    (1.44)%  (1.44)%         (0.93)%


    367%       232%       153%       787%       304%       173%       641%     317%            888%



http://WWW.VANWAGONER.COM

Van Wagoner Funds FINANCIAL HIGHLIGHTS                                        25

Van Wagoner Funds LEARN MORE
--------------------------------------------------------------------------------

Where to Get More Information About the Funds
--------------------------------------------------------------------------------

To find out more about Van Wagoner Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI gives more information about various aspects of the Funds. It's filed with the Securities and Exchange Commission ("SEC") and is incorpor-ated by reference into the Prospectus, which means it's legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT
These reports discuss Fund holdings. The Annual Report tells how market conditions, economic trends and Fund investment strategies affected Fund performance during the previous fiscal year.

To obtain this and other information or to inquire about the Funds:

BY TELEPHONE
Call 1-800-228-2121.

BY MAIL
Write to:
Van Wagoner Funds, Inc.
P.O. Box 1628
Milwaukee, WI 53201-1628

Overnight or Express Deliveries:
Van Wagoner Funds, Inc.
207 E. Buffalo St., Suite 315
Milwaukee, WI 53202-5712

ON THE INTERNET

View or download the Prospectus, New Account Application and other Fund information at our Web site, www.vanwagoner.com, or at the SEC's Web site, www.sec.gov.


You can also review and copy the Statement of Additional Information and other information about the Funds at the SEC Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. Or send your request and a duplicating fee to: SEC Public Reference Section, Washington, D.C. 20549-6009.


SEC file number: 811-9116



W          VANWAGONER FUNDS
---------------------------

                           VAN WAGONER FUNDS
                           Growth stock investing
                           Capital Appreciation Fund
                           Growth Fund

                           Prospectus
                           April 30, 1999


                           The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                           CONTENTS

                           THE FUNDS


                           What you should know about each Fund's investment strategies, risks, performance and expenses

                           Capital Appreciation Fund....................2
                           Growth Fund..................................5
                           Other policies and risks.....................8
                           Management...................................9

                           YOUR INVESTMENT
                           How to open and maintain your Van Wagoner account

                           How Shares Are Priced........................9
                           Buying Shares...............................10
                           Opening an Account..........................11
                           Adding to an Account........................12
                           Other Purchase Policies.....................12
                           Selling Shares..............................13
                           Other Redemption Policies...................14
                           Exchanging shares...........................15
                           Other Purchase, Redemption
                           and Exchange Policies.......................16
                           Dividends, Distributions and Taxes..........17
                           12b-1 Fees..................................17
                           Shareholder Services........................17
                               Automated Information...................17

                           LEARN MORE
                           Where to get more information
                           about the Funds.............Back cover

                           VAN WAGONER CAPITAL APPRECIATION FUND


                           INVESTMENT OBJECTIVE:  Capital Appreciation.


                           MAIN STRATEGY

                           The Capital Appreciation Fund invests in the common stocks of companies with the potential for above-average, long-term growth. The Adviser looks for companies with:
                           - Innovative products or services
                           - Unique competitive strengths
                           - Capable management
                           - A strong balance sheet


                           The Fund bases investment buy and sell decisions on:
                           - Intensive company-specific research, which includes
                             on-site visits
                           - Interviews with management, customers, competitors
                             and suppliers
                           - Review of analyses by brokerage houses, industry
                             consultants, trade publications and other sources

                           The Fund may engage in short-term trading to try to achieve its investment objective and may have a portfolio turnover rate over 100% annually.

                           The Fund purchases restricted securities in private placement transactions.


                           MAIN RISKS

                           Common stock prices rise and fall as market and economic conditions change. The value of your Fund shares will fluctuate, and you could lose money.

                           The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When small-cap and mid-cap stocks are out of favor, the Fund's share price may decline even though the companies it holds have sound fundamentals.

                           Also, these companies may be in the developmental stage, or may be older companies undergoing significant changes. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.


                           When the Fund holds restricted securities it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

                           As a result of the Fund potentially having a portfolio turnover rate over 100% annually, the Fund will incur transaction costs buying and selling securities. Shareholders may realize capital gains as a result. Tax and transaction costs may potentially lower the Fund's effective return for shareholders.


                           In general, this Fund is likely to be more volatile than the S&P 500(R) Index.

                           FUND PERFORMANCE

                           The bar chart and table below give some indication of the risks of investing in the Capital Appreciation Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future.



Commencement date                    12/31/96





Annual Total Return:                      12/31/97    12/31/98
                                          --------    --------
Van Wagoner Capital                          4.56%      78.18%
Appreciation Fund

S&P 500(R)Index*                            33.36%      28.58%



Highest Quarterly Return:        Date     12/31/98   total return       45.88%
Lowest Quarterly Return:         Date     12/31/97   total return     (22.15)%




Average Annual Total Return (as of                      Life of
12/31/98):                                 1 year       Fund
                                           ------       -------
Van Wagoner Capital                        78.18%       36.49%
Appreciation Fund

S&P 500(R)Index                            28.58%       30.95%

                           *The S&P(R) 500 is an unmanaged index of 500 selected stocks, most of which are listed on the New York Stock Exchange. It's heavily weighted toward large-cap stocks and represents about two-thirds of the total market value of all domestic stocks.


                           FEES AND EXPENSES OF THE FUND

                           This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds.
There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Capital Appreciation Fund. However, if you sell shares and request your money by wire transfer, there is a $10.00 fee. In addition, there is a $15 IRA fee for a redemption from an IRA account.





ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)



Management Fees                            1.25%

Distribution (12b-1)                       0.00%
Fees(1)

Other Fees                                15.88%

Total Annual Fund Operating Expenses      17.13%

Expense Reimbursement                   (15.13)%

Net Expenses (2)                           2.00%


(1)The maximum distribution fee is 0.25% of the Fund's average net assets per year. Because these fees are paid out of the Fund's assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may total more than paying other types of sales charges.

(2) The Adviser has agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets until at least January 1, 2000. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 1998, Other Fees and Total Annual Fund Operating Expenses were 0.70% and 1.95%, respectively.



This example is intended to help you compare the cost of investing in the Van Wagoner Capital Appreciation Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your net costs would be:




One Year                        $203
Three Year                      $627

Five Year                     $1,078
Ten Year                      $2,327




                           VAN WAGONER GROWTH FUND


                           INVESTMENT OBJECTIVE: capital appreciation.


                           MAIN STRATEGY

                           The Growth Fund invests in common stocks of companies with the potential for above-average, long-term growth. This Fund focuses on companies that are more established than traditional emerging growth companies but whose potential may be enhanced by:
                           - New products or services
                           - New or revitalized management
                           - Changes in financial or other conditions
                           - Other factors.


                           The Fund bases investment buy and sell decisions on:
                           - Intensive company-specific research, which includes
                             on-site visits
                           - Interviews with management, customers, competitors
                             and suppliers
                           - Review of analyses by brokerage houses, industry
                             consultants, trade publications and other sources

                           The Fund may engage in short-term trading to try to achieve its investment objective and may have a portfolio turnover rate over 100% annually.

                           The Fund purchases restricted securities in private placement transactions.


                           MAIN RISKS


                           Common stock prices rise and fall as market and economic conditions change. The value of your Fund shares will fluctuate, and you could lose money.

                           The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When mid-cap or large-cap stocks are out of favor, the Fund's share price may decline even though the companies it holds have sound fundamentals.


                           Also, these companies may be developing or undergoing significant changes. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.


                           When the Fund holds restricted securities it may be difficult to accurately price them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

                           As a result of the Fund potentially having a portfolio turnover rate over 100% annually, the Fund will incur transaction costs buying and selling securities.

                           Shareholders may realize taxable capital gains as a result. Tax and transaction costs may potentially lower the Fund's effective return for shareholders.


                           In general, this Fund is likely to be more volatile than the S&P 500(R) Index.


                           FUND PERFORMANCE

                           The bar chart and table below give some indication of the risks of investing in the Growth Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future.



Commencement date               12/31/96



Annual Total Return:            12/31/97       12/31/98
                                --------       --------
Van Wagoner Growth Fund             5.74%      72.86%

S&P 500(R)Index*                   33.36%      28.58%


Highest Quarterly Return:    Date            12/31/98   total return    43.01%
Lowest Quarterly Return:     Date            12/31/97   total return  (19.47)%



Average Annual Total Return (as of                               Life of
12/31/98):                                          1 year         Fund
                                                    ------       -------
Van Wagoner Growth Fund                             72.86%        35.20%

S&P 500(R)Index                                     28.58%        30.95%

                           *The S&P 500(R) is an unmanaged index of 500 selected stocks, most of which are listed on the New York Stock Exchange. It's heavily weighted toward large-cap stocks and represents about two-thirds of the total market value of all domestic stocks.


                           FEES AND EXPENSES OF THE FUND

                           This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds.


There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Growth Fund.

However, if you sell shares and request your money by wire transfer, there is a $10.00 fee. In addition, there is a $15 fee for a redemption from an IRA account.




ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)


Management Fees                                                      1.00%

Distribution (12b-1)                                                 0.00%
Fees(1)

Other Fees                                                          15.58%

Total Annual Fund Operating Expenses                                16.58%

Expense Reimbursement                                             (14.58)%

Net Expenses (2)                                                     2.00%

(1) The maximum distribution fee is 0.25% of the Fund's average net assets per year. Because these fees are paid out of the Fund's assets on an ongoing basis, the distribution expenses you pay over time will increase the cost of your investment and may total more than paying other types of sales charges.

(2)The Adviser has agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.95 % of the Fund's average net assets until at least January 1, 2000. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 1998, Other Fees and Total Annual Fund Operating Expenses were 0.95% and 1.95%, respectively.


This example is intended to help you compare the cost of investing in the Van Wagoner Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your net costs would be:



One Year                                                $203
Three Year                                              $627
Five Year                                             $1,078
Ten Year                                              $2,327

                           OTHER POLICIES AND RISKS


                           While each of the Van Wagoner Funds seeks capital appreciation and is an aggressive growth fund, there are differences in Fund strategies, risks and performance, as described in this Prospectus. The Funds are designed for long-term investors who can accept frequent short-term ups and downs in their investment's value.

                           INVESTMENT DECISION-MAKING. The Adviser makes investment decisions based on company-specific research, which includes:
                           - On-site visits
                           - Interviews with management, customers, competitors
                             and suppliers
                           - Review of analysis by brokerage houses, industry
                             consultants, trade publications and other sources


                           The Adviser seeks out companies with the ability to thrive in rapidly growing industries and create innovative products and services and with dedicated management teams. If the Adviser has doubts as to the company's ability to execute its business plan or meets its earnings expectations, the Adviser will reevaluate that holding and that holding may reduce or liquidate the position. Continual research of companies whose stock is held by the Funds is key to whether the Adviser increases, reduces or liquidate a position.

                           MONEY MARKET INSTRUMENTS. In adverse markets, the Funds may invest up to 100% of their assets in high-quality, short-term money market instruments. Following such a strategy could prevent the Funds from achieving their investment objective of capital appreciation. The Funds may also use money market instruments to have cash available to take advantage of investment opportunities, to pay expenses and to meet anticipated redemptions.

                           HEDGING STRATEGIES. The Funds may use various hedging strategies, such as buying and selling options on particular securities or stock indices, in an effort to reduce risk. Options trading is a highly specialized activity that may entail increased investment risk. Options trading may reduce return or increase volatility. If a Fund buys a put or call option but doesn't exercise or close it before the option expires, the Fund will lose the premium it paid plus commission costs.


                           YEAR 2000. Year 2000 related computer problems could have a negative effect on the Funds and the securities they hold. The Adviser has considered the effects of Year 2000 on the Funds' underlying securities, including foreign investments. The Adviser is working to avoid any problems associated with Year 2000 issues and to obtain assurances from service providers that they are taking similar steps.

                           PORTFOLIO TURNOVER. The Adviser makes buy and sell decisions without considering how long a Fund has held a security. The Funds buy securities when the Adviser believes they'll advance the Fund's objective, even if the Fund has only recently sold that same security.

                           The Adviser expects the Funds' portfolio turnover to be higher than that of general equity funds. Higher turnover may lead to higher trading costs, potentially reducing return on your investment. It may also result in increased short-term capital gains, which are generally taxable as ordinary income for federal tax purposes.

                           FUND OBJECTIVES. The Board of Directors may change the Funds' investment objectives without shareholder approval. You would receive advance notice of any such changes.

                           MANAGEMENT

                           INVESTMENT ADVISER


                           The Funds are advised by Van Wagoner Capital
                           Management Inc., 345 California Street, Suite 2450, San Francisco, CA 94104. The Adviser was organized October 24, 1995 and manages the Funds, overseeing administration and making day-to-day investment decisions subject to policies set by the Board of Directors.


                           Each Fund pays the Adviser an annual management fee equal to the following percentages of daily net assets:


                           Capital Appreciation Fund          1.25%
                           Growth Fund                        1.00%

                           PORTFOLIO MANAGER

                           Garrett R. Van Wagoner, president and a director of the Adviser, is Van Wagoner Capital Management's sole shareholder. He is the portfolio manager for each of the Funds.

                           Mr. Van Wagoner has more than 22 years of experience as a securities analyst and portfolio manager. From March 1993 to December 1995, he was portfolio manager of the Govett Smaller Companies Fund, a portfolio of The Govett Funds, Inc. Before that, he was senior vice president at Bessemer Trust, N.A., since 1982, where he was responsible for its emerging growth stock investment program.

                           OTHER SERVICE PROVIDERS

                           Administrator and transfer agent: Sunstone Financial Group, Inc., provides clerical, compliance, regulatory, fund accounting, dividend disbursing, transfer agency and other services.


                           Custodian: UMB Bank, n.a.


                           The Adviser and service providers receive compensation. However, they may choose to waive some or all of their fees, which will cause Fund returns to be higher than they would have been without the waiver.


                           YOUR INVESTMENT
                           Here's what you need to know about opening and maintaining your account with Van Wagoner Funds.

                           HOW SHARES ARE PRICED


                           When you buy or sell (redeem) Fund shares, the Funds will price your transaction at the next net asset value ("NAV") calculated after the Funds receive your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page 16 for a definition of "good order." You pay no front-end sales charge, commission, or redemption fee (except for a $10 fee for redemptions made by wire and a $15 fee for a redemption from an IRA account).

                           NAV, the price of one share of a Fund, is calculated at the close of regular trading (generally 4 p.m. Eastern time) each day the New York Stock Exchange
                           (NYSE) is open. The NYSE is closed on weekends and national holidays.

                           If the transfer agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the transfer agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV. See "Other Purchase, Redemption and Exchange Policies" on page 16 for a definition of "good order".


                           The Funds value securities other than debt instruments maturing within 60 days at market prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices aren't readily available for particular securities, the Funds price these securities at their fair value as determined by the Adviser under the Board of Directors' supervision.

                           HOW TO BUY, SELL AND EXCHANGE SHARES

                           BUYING SHARES


                           All the Van Wagoner Funds are no-load. You pay no sales charge to buy, sell or exchange shares, but the Funds charge a 0.25% Rule 12b-1 fee. (There is a $10 fee for each redemption made by wire and a $15 fee for a redemption from an IRA account.)


                           Minimum Investment.

                                                              Initial           Additional
                           Regular accounts                   $1,000            $50
                           Automatic Investment Plan          $500              $50
                           IRAs                               $500              $50
                           Gift to Minors                     $500              $50

                           The Funds may waive minimums for qualified retirement plans. Investors must make purchases in U.S. dollars, by checks drawn on U.S. banks. The Funds won't accept cash, credit cards or third party checks.

                           Accepting Orders. The Funds must receive a properly
                           completed New Account        Application to
                           establish telephone and exchange privileges. The Funds may return incomplete applications or checks.

                           Each Fund may reject any purchase order or refuse a telephone transaction if the Fund believes it's advisable to do so. The Funds won't accept an account if you're investing for another person as attorney-in-fact, or an account with "Power of Attorney" or "POA" in the New Account Application's registration section.

                           Certificates. The Funds do not issue stock certificates. You'll receive a statement confirming your purchase.

                           OPENING AN ACCOUNT

                           By Mail.
                           - Complete a New Account Application (available online at www.vanwagoner.com or by calling 1-800-228-2121).

                           - Mail the completed application with a check payable to Van Wagoner Funds to:
                           Van Wagoner Funds, Inc.
                           P.O. Box 1628
                           Milwaukee, WI  53201-1628

                           - For overnight or express mail, use this address:
                           Van Wagoner Funds, Inc.
                           207 E. Buffalo St., Suite 315
                           Milwaukee, WI  53202-5712

                           By Wire.
                           - You must call 1-800-228-2121 for an investor account number. You must also complete a New Account Application prior to the wire purchase.

                           - The wire instructions are as follows:
                           UMB Bank, n.a.
                           A.B.A. #101000695
                           For credit to Van Wagoner Funds, Inc.
                           Account #9870610183
                           For further credit to:
                           (investor account number)
                           (name or account registration)
                           (Social Security or Taxpayer Identification Number) (Name of Fund you intend to purchase)


                           - As soon as possible after wiring money, send the Funds your ORIGINAL New Account Application of IRA application. THE FUNDS MUST RECEIVE A PROPERLY COMPLETED AND EXECUTED APPLICATION TO ESTABLISH TELEPHONE AND EXCHANGE PRIVILEGES. IF THE FUNDS DO NOT RECEIVE YOUR ORIGINAL APPLICATION, THEY MAY DELAY PAYMENT OF REDEMPTION PROCEEDS AND WITHHOLD TAXES.


                           Automatic Investment Plan

                           - Complete the Automatic Investment Plan section on your New Account Application, and open your account with at least $500.

                           - Each month, quarter or year the amount you specify ($50 or more) is automatically withdrawn from your bank account to buy Fund shares. You can choose to have withdrawals on the 5th, 10th, 15th, 20th, 25th or end of each month. You will receive QUARTERLY statements showing these purchases.

                           - The Funds do not charge a service fee for the plan, but if there's not enough money in your bank account to cover the withdrawal, you'll be charged $20, your purchase will be cancelled, and you'll be responsible for any resulting loss to the Funds.

                           - A REDEMPTION OF ALL FUNDS FROM YOUR ACCOUNT WILL NOT AUTOMATICALLY DISCONTINUE THE PLAN. To terminate your Automatic Investment Plan, send the

                           Funds a written request at least five days before your next plan withdrawal date or call our Shareholder Services Department.

                           ADDING TO AN ACCOUNT

                           By Mail.

                           - Send your check, plus an investment slip from a recent statement or a signed note with the account's full name and number.

                           - Use the addresses at left.

                           By Wire.

                           - Follow the instructions at left. Be sure to include your account number and the name of the Fund to be purchased.

                           - Wired funds are considered received in good order on the day they reach the Funds' bank account by the Funds' purchase cut-off time (3:00 p.m. Central time) and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

                           By Electronic Funds Transfer.

                           - The Funds require ten business days to verify your bank information before initiating this privilege. If your account is already open and you'd like to establish electronic funds transfer privileges, call 1-800-228-2121.

                           - Request the electronic transfer by phone or in writing, in amounts from $50 to $50,000.

                           - The Funds withdraw money from the bank account you designated when establishing the privilege and invest it at the net asset value calculated after they receive your transfer request in good order.

                           Automatic Investment Plan

                           - If your account is already open and you'd like to add the Automatic Investment Plan, call 1-800-228-2121 for an application. Plan investment minimums apply. Adding this plan to your account requires a signature guarantee, described on page 17.

                           - The Funds require ten business days to verify your bank information before initiating the plan.

                           - When your plan is established, it follows the
                             description at left.


                           OTHER PURCHASE POLICIES

                           Purchases Through Third Parties. If you buy shares from a broker-dealer, financial institution, or other provider, their policies and fees may differ from those described here.

                           The Funds may accept requests to buy additional shares into a broker-dealer street name account only from the broker-dealer.

                           The Funds may authorize service providers and their designees to accept purchase orders on the Funds' behalf. The Funds consider such orders received when the service provider accepts them, and price them at the next net asset value calculated after receipt by the service provider.

                           The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Funds price these telephone orders at the next net asset value calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring the Funds receive payment within the agreed-upon period. Otherwise, the provider could be liable for resulting fees or losses.

                           Returned Checks/Insufficient Funds. The Funds will charge a $20 service fee against your account for any check or electronic transfer returned unpaid. YOUR PURCHASE WILL BE CANCELLED, AND YOU'LL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUNDS.

                           Redemption Requests Shortly After Purchase. Payment for redemptions may be delayed up to 7 business days to make sure there are sufficient funds to cover the check or electronic transfer you use to make the purchase. If you plan to exchange or redeem shares shortly after purchase, you may want to make your purchase by wire.


                           Selling Shares

                           You may sell, or redeem, your Fund shares anytime. The price you receive will be the next net asset value calculated after the funds receive your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page 16 for a definition of "good order". Note that when you sell shares, you may realize a capital gain or loss for federal tax purposes.

                           There's no charge to redeem shares except if you redeem by wire ($10) or if you redeem from an IRA account ($15) (detailed in your IRA Disclosure Statement & Custodial Agreement) to cover tax reporting. The Funds may withhold taxes on IRA redemptions to meet federal law requirements.

                           The Funds reserve the right to redeem in kind--that is, in securities whose market value equals the redemption amount.

                           BY MAIL

                           - Send the Funds your unconditional written request
                             with:
                                   - the number of shares or the dollar amount
                                     to be redeemed
                                   - the Fund's name
                                   - the name(s) on the account registration -
                                     the account number

                           If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you don't, we will automatically withhold 10% of your redemption proceeds.

                           - Sign the request exactly as the account is
                             registered. YOU'LL NEED A SIGNATURE GUARANTEE IF:

                                   - the amount to be redeemed is more than
                                     $50,000

                                   - the proceeds are to be sent to someone
                                     other than the shareholders of record or to somewhere other than the address of record
                                   - the request is made within 30 days of an
                                     address change

                           See "Signature Guarantees," under "Other Purchase, Redemption and Exchange Policies" on page 17.

                           - Include any documentation required for corporate, partnership or fiduciary accounts. Call 1-800-228-2121 for details.

                           - Mail to:
                           Van Wagoner Funds, Inc.
                           P.O. Box 1628
                           Milwaukee, WI  53201-1628

                           - For overnight or express mail, use this address:
                           Van Wagoner Funds, Inc.
                           207 E. Buffalo St., Suite 315
                           Milwaukee, WI  53202-5712

                           By Telephone

                           - If you did not waive this privilege on your New Account Application, you may call the Funds at 1-800-228-2121 to redeem share amounts of $500 to $50,000. You must request redemptions exceeding $50,000 in writing with signatures guaranteed.

                           - The Funds will mail proceeds to your address of record, or send by wire or electronic funds transfer to the bank account listed in your records. The Funds will deduct a $10 wire redemption fee from your proceeds. There is also a $15 fee for redemptions from IRAs.

                           - The Funds reserve the right to refuse a telephone redemption request and do not accept redemption requests via fax.


                           OTHER REDEMPTION POLICIES


                           Payment. When you redeem shares, you'll receive payment as follows:
                           - Mailed payments will be sent within 7 days of receiving redemption instructions in good order.
                           - Wire payments for redemptions requested by phone will usually be made on the next business day.
                           - Electronic funds transfers will ordinarily arrive at your bank 2 to 3 banking days after transmission.


                           The Funds may delay payment for up to 7 business days after receiving a redemption request, to allow checks used to purchase Fund shares to clear. The Funds may also suspend redemptions if the NYSE closes or for other emergencies.

                           If the dollar amount you request to be redeemed is greater than the current account value (as determined by the NAV on the redemption date), the Funds will redeem your entire account balance.

                           When you redeem a partial balance from the Money Market Fund (see "Exchanging Shares" for details on that Fund), your proceeds exclude accrued and unpaid income through the redemption date. If you redeem your entire balance from the Fund, accrued income will be paid separately at the end of the month.

                           Redeeming Shares Through Third Parties. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.

                           The Funds may authorize service providers and their designees to accept redemption requests on the Funds' behalf. The Funds consider these requests received when the provider accepts them, and price them at the next asset value calculated.

                           Telephone Redemptions. The Funds won't accept telephone redemption requests for payment by check for 30 days following an address change. You must make the request in writing, with all signatures guaranteed.

                           During shifts in the market or economy, it may be difficult to redeem shares by telephone or wire. You can deliver or mail your redemption requests as described at left.

                           Small Accounts. If a redemption or exchange leaves your account below the $1,000 minimum, or you discontinue the Automatic Investment Plan before you reach the minimum, the Funds may provide you a 60-day notice to add to your balance or renew your Automatic Investment Plan. Otherwise, the Funds may close your account and send you the proceeds.

                           Systematic Withdrawal Plan. If your account balance is $10,000 or more, you can request regular distributions of at least $50. Note that withdrawals may result in a gain or loss for federal income tax purposes.

                           Call 1-800-228-2121 for a Systematic Withdrawal Plan application. To change your plan, send a request in writing, with a signature guarantee for each registered holder of the account. You can stop your plan anytime without charge or penalty. The Funds may change or eliminate the plan anytime with 60 days' notice.

                           EXCHANGING SHARES

                           You can exchange shares of one Van Wagoner Fund for those of any other Van Wagoner Fund available for investment. Note that an exchange is an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.

                           How it Works. You can request an exchange in writing or by phone (if you haven't declined this privilege). Shares from your existing account are redeemed at the next net asset value calculated after the Funds receive your instructions in good order. The proceeds are used to buy shares in another Van Wagoner Fund (also priced at the next net asset value calculated after the Funds receive your instructions in good order).

                           If you're opening a new account with an exchange, the transaction must meet account minimums. If you're adding to an account, the exchange must be $500 or more. New accounts will have the same registration and privileges as your existing account unless you specify otherwise.

                           Money Market Fund. You can also exchange your Van Wagoner Funds shares for those of the Northern U.S. Government Money Market Fund (the "Money Market Fund"). The minimum to open such an account is $1,000; for additions, it's $500. Call 1-800-228-2121 for the Money Market Fund prospectus and read it carefully before investing.


                           When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or the initial purchase. When you exchange a partial balance out of the Money Market Fund, your proceeds exclude accrued and unpaid dividends through the exchange date. When you're exchanging your entire Money Market Fund balance, the Money Market Fund will exchange accrued and unpaid dividends when the Money Market Fund pays it, at the end of the month.


                           Telephone Exchanges. Follow the instructions under "Selling shares - By Telephone."

                           Automatic Exchange Plan. You may make automatic monthly exchanges from one Van Wagoner Fund to another or from the Money Market Fund to a Van Wagoner Fund. The minimum transaction is $50. Keep in mind that an exchange is an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.

                           Your account must meet minimum account requirements before you establish this plan. To set up an Automatic Exchange Plan when you open your account, complete that section of the New Account Application. To start the plan after your account is open, call the Funds at 1-800-228-2121.

                           Exchange Restrictions. The Van Wagoner Funds are for long-term investing, not short-term market speculation. Excessive trading can hurt the Funds' performance and shareholders. A pattern of exchanges with a "market timer" strategy can be especially disruptive. Therefore,

                           - The Funds may restrict the number of exchanges you can make.

                           - The Funds may suspend or terminate, without notice, the exchange privilege of any investor who uses it excessively (e.g. more than 5 times a year).

                           - The Funds may restrict or refuse exchanges if they receive or anticipate simultaneous orders affecting significant portions of a Fund's assets.

                           OTHER PURCHASE, REDEMPTION AND EXCHANGE POLICIES

                           Good Order. The Funds must receive your request to buy, sell or exchange shares in good order. The request must include:


                           - The Fund's name and your account number
                           - The number or dollar amount of shares you want to
                             buy or sell
                           - Signatures of all owners, exactly as registered on
                             the account
                           - Signature guarantees for the following:
                                   - the amount to be redeemed is more than
                                     $50,000
                                   - the proceeds are to be sent to someone
                                     other than the shareholders of record or to somewhere other than the address of record
                                   - the request is made within 30 days of an
                                     address change

                           - Any documentation required for redemptions by
                             estates, trusts and other organizations


                           Telephone Transactions. Unless you waive telephone privileges on your New Account Application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures guaranteed. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

                           The Funds will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. THE FUNDS RESERVE THE RIGHT TO REFUSE A TELEPHONE TRANSACTION.

                           Signature Guarantees. Generally, whenever you change your account privileges, your bank information, or your registration information, you need signature guarantees for each registered holder. These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc., or other eligible institutions. A NOTARY PUBLIC IS NOT ACCEPTABLE.


                           DIVIDENDS, DISTRIBUTIONS AND TAXES

                           The Funds intend to pay dividends, if any, from net investment income and net realized capital gains, if any, at least annually. The Funds will reinvest these dividends and distributions unless you request otherwise.

                           Whether you receive dividends and distributions in cash or reinvest them, they're generally subject to federal income tax as ordinary income or capital gains, respectively. Each year the Funds will give you an annual statement about the dividends and other distributions you've received or reinvested. Because everyone's tax situation is unique, and state and local law may also affect you, the Funds strongly suggest you consult with your tax adviser.

                           If you don't give the Funds your Taxpayer
                           Identification Number, federal law requires withholding of 31% of any distribution and redemption proceeds for federal income tax purposes.

                           12B-1 FEES

                           The Funds' plan under Rule 12b-1 allows them to pay distribution and other fees for activities generally intended to result in sales of shares--for example, advertising, compensation for sales and marketing activities and materials, and shareholder account servicing.

                           The Board of Directors determines these fees, paid at an annual rate of up to 0.25% of a Fund's average daily net assets. Because these fees are paid out of a Fund's assets year after year, over time they will increase the cost of your investment and may exceed other types of sales charges.

                           SHAREHOLDER SERVICES


                           AUTOMATED INFORMATION. Use a touch-tone phone to access information about the Funds and your account 24 hours a day, 7 days a week. During regular business hours (7 a.m. to 7 p.m. Central time, Monday through Friday) you may also choose to speak with a Shareholder Services Representative.


                           With automated shareholder services, you can:

                           - Find out a Fund's closing price and how that price changed from the previous day

                           - Check your account balance

                           - Review your last 5 transactions

                           - Order duplicate forms and statements

                           INTERNET ACCESS. Visit the Funds' web site to review your account balances, transactions and other information. Go to www.vanwagoner.com to select your password and initiate this privilege.

                           STATEMENTS AND REPORTS. As a shareholder you'll receive:

                           - Confirmation Statements. You'll receive a confirmation statement after each transaction that affects your account balance or registration. Automatic Investment Plan participants receive QUARTERLY confirmations of all automatic transactions.

                           - Account Statements. All shareholders receive quarterly account statements. You can order additional copies of previous statements for the current and preceding year at no charge. Statements for earlier years cost $5 each. Call 1-800-228-2121.

                           If you need to contact the Funds about your account, you can call or write to us at:

                           Van Wagoner Funds, Inc.
                           P.O. Box 1628
                           Milwaukee, WI  53201-1628

                           For overnight or express mail:
                           Van Wagoner Funds, Inc.
                           207 E. Buffalo St., Suite 315
                           Milwaukee, WI  53202-5712

                           - Financial Reports. Shareholders receive financial reports twice a year. Annual reports include audited financial statements. To reduce expenses, we'll mail one copy of each report to each Taxpayer Identification Number even though the investor may have more than one account with the Funds.

                           AUTOMATIC PLANS. The Funds offer an Automatic Investment Plan, described under "Buying shares"; a Systematic Withdrawal Plan, described under "Selling shares"; and an Automatic Exchange Plan, described under "Exchanging shares."

                           RETIREMENT PLANS. The Funds offer several retirement accounts and employer plans: IRA, Roth IRA, SEP-IRA, SIMPLE IRA, Keogh, 401(k) and 403(b)(7) accounts. The custodian is UMB Bank, n.a. for individuals and employers.

                           FINANCIAL HIGHLIGHTS

                           The financial highlights table is intended to help you understand each Fund's financial performance since inception. Some of the information reflects results for one Fund share. "Total return" is the rate your investment would have earned (or lost), assuming you reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP. Their report and the Funds' financial statements are included in the annual report, which is available on request.


                             VAN WAGONER FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a Fund share outstanding throughout the period.



                                                                Capital Appreciation Fund            Growth Fund (1)
                                                                           (1)
                                                               ----------------------------    -----------------------------

                                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                               Dec. 31, 1998   Dec. 31, 1997   Dec. 31, 1998   Dec. 31, 1997
                                                               -------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $   9.08       $   10.00         $   9.58       $   10.00


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss
                                                                    (0.03)          (0.11)           (0.02)          (0.12)
    Net realized and unrealized gains on investments
                                                                     7.13            0.54             7.00            0.68
                                                                     ----            ----             ----            ----

     Total from investment operations
                                                                     7.10            0.43             6.98            0.56
                                                                     ----            ----             ----            ----

DISTRIBUTIONS:
    Of net realized gains
                                                                    (0.43)              -            (1.65)              -
    In excess of net realized gains
                                                                    (0.70)          (1.35)           (0.85)          (0.98)
                                                                    -----           -----            -----           -----

    Total distributions
                                                                    (1.13)          (1.35)           (2.50)          (0.98)
                                                                    -----           -----            -----           -----


NET ASSET VALUE, END OF PERIOD                                  $   15.05        $   9.08        $   14.06        $   9.58
                                                                =========        ========        =========        =======


TOTAL RETURN                                                        78.18%           4.56%           72.86%          5.74%


SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s)                            $                $               $                $

    Ratio of expenses to average net assets, net of
        waivers and reimbursements                                   1.95%           1.95%            1.95%           1.95%
    Ratio of net investment loss to average net assets,
        net of waivers and reimbursements                          (0.21)%         (1.36)%          (0.18)%         (1.40)%
    Ratio of expenses to average net assets, before
        voluntary waivers and reimbursements                         2.00%           2.00%            2.00%           2.00%
    Ratio of net investment loss to average net assets,
        before voluntary waivers and reimbursements                (0.26)%         (1.41)%          (0.23)%         (1.45)%
    Portfolio turnover rate                                          1263%            625%            1233%            593%


(1) Commenced operations after the close of business on December 31, 1996 back cover
                           LEARN MORE

                           To find out more about Van Wagoner Funds, ask for a free copy of the following:

                           STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI gives more information about various aspects of the Funds. It's filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into the Prospectus, which means it's legally part of this prospectus.

                           ANNUAL/SEMI-ANNUAL REPORT. These reports discuss Fund holdings. The Annual Report tells how market conditions, economic trends and Fund investment strategies affected Fund performance during the last fiscal year.

                           TO OBTAIN THIS AND OTHER INFORMATION, OR INQUIRE, ABOUT THE FUNDS...

                           BY TELEPHONE
                           Call 1-800-228-2121.
                           BY MAIL
                           Write to:      Van Wagoner Funds
                                                P.O. Box 1628
                                                Milwaukee, Wisconsin  53201-1628
                           ON THE INTERNET
                           View or download the prospectus, New Account
                           Application, and other Fund information at our web site, www.vanwagoner.com, or at the SEC's web site, www.sec.gov.


                           You can review and copy the Statement of Additional Information and other information about the Funds at the SEC Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. Or send your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009.


                           SEC file number 811-9116       1999 Van Wagoner Funds

                             VAN WAGONER FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the


                            Capital Appreciation Fund

                                   Growth Fund




         This Statement of Additional Information dated April 30, 1999 is meant to be read in conjunction with the Prospectus dated April 30, 1999 for the Capital Appreciation Fund and Growth Fund (collectively referred to as the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of these Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained by calling 1-800-228-2121 or by writing Van Wagoner Funds, Inc., P.O. Box 1628, Milwaukee, Wisconsin 53201-1628. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

         The following financial statements are incorporated by reference to the Annual Report, dated December 31, 1998 of Van Wagoner Funds, Inc. (File No. 811-9116) as filed with the Securities and Exchange Commission on February 25, 1999.

          1.  Schedules of Investments as of December 31, 1998
          2.  Statements of Assets and Liabilities as of December 31, 1998
          3.  Statements of Operations for the Year Ended December 31, 1998
          4. Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1998
          5.  Financial Highlights
          6.  Notes to Financial Statements
          7.  Report of Independent Accountants

         Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-228-2121.

                                TABLE OF CONTENTS




                                                                                                           Page
                                                                                                           ----
GENERAL INFORMATION AND FUND HISTORY.............................................................            3
INVESTMENT STRATEGIES............................................................................            3
INVESTMENT RESTRICTIONS..........................................................................           14
ADDITIONAL COMPANY INFORMATION...................................................................           16
         Directors and Officers..................................................................           16
         Control Persons and Principal Holders of Securities.....................................           18
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................           18
         Investment Adviser......................................................................           18
         Administrator and Transfer Agent........................................................           20
         Custodian...............................................................................           21
         Legal Counsel ..........................................................................           21
         Independent Accountants.................................................................           21
DISTRIBUTION OF SHARES...........................................................................           21
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................           22
TAXES............................................................................................           23
CAPITAL STRUCTURE................................................................................           25
SHAREHOLDER MEETINGS.............................................................................           26
RETIREMENT PLANS.................................................................................           27
PERFORMANCE INFORMATION..........................................................................           28
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES;
DETERMINATION OF NET ASSET VALUE.................................................................           31
OTHER INFORMATION................................................................................           32
APPENDIX A (Description of Securities Ratings)...................................................          A-1


                                ----------------

         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

                      GENERAL INFORMATION AND FUND HISTORY

         The Van Wagoner Funds (collectively referred to as the "Funds" or individually referred to as a "Fund") constitute a single corporation (the "Company") that was organized as a Maryland corporation on October 18, 1995. This Statement of Additional Information provides information on two of the Funds. The Capital Appreciation Fund and the Growth Fund commenced operations after the close of business on December 31, 1996.


                      INVESTMENT OBJECTIVES AND STRATEGIES

         Van Wagoner Funds, Inc. is an open-end, management investment company presently offering seven diversified investment portfolios or Funds designed to offer investors a range of equity-oriented investment opportunities. This Statement of Additional Information provides information on two of the Funds.

         The following supplements the investment objectives and policies of the Funds as set forth in their Prospectus.

         Money Market Instruments. Each Fund may invest in a variety of money market instruments for temporary defensive purposes, pending investment, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market and economic conditions.


         Each of the Funds may invest in commercial paper and other cash equivalents rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, and unrated debt securities which are deemed by the Adviser to be of comparable quality. Each of the Funds may also invest in United States Treasury bills and notes, certificates of deposit of domestic branches of U.S. banks and corporate bonds with remaining maturities of 13 months or less. For debt obligations other than commercial paper, these securities are limited to those rated at least Aa by Moody's or AA by S&P, or unrated but deemed by the Adviser to be of comparable quality.


         Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

         Each Fund's investment in money market instruments for the foregoing reasons may also include securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

         Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that a Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. Repurchase agreements will be acquired in accordance with procedures established by the Company's Board of Directors which are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

         United States Government Obligations. Each Fund may invest in Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

         Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Directors or its delegate has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act") that may be resold pursuant to Rule 144A or Regulation S under the Securities Act, may be considered liquid. The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission (the "SEC") including repurchase agreements maturing in greater than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Funds' limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Funds may experience delays and additional cost when trying to sell illiquid securities.


         Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.


         If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.


         Hedging Strategies. The Funds may engage in hedging activities. They may utilize a variety of financial instruments, including options, in an attempt to reduce the investment risks of the Funds.

         Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the SEC, the several options exchanges upon which they are traded and various state regulatory authorities.

         Options. General. Each Fund may purchase and write (i.e. sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

         A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

         If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         Federal Tax Treatment of Options. Certain option transactions have special tax results for the Funds. Expiration of a call option written by a Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

         If a Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the "Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

         In the case of transactions involving "nonequity options," as defined in and subject to the rules of Code Section 1256, the Funds will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" subject to the rules of Code Section 1256 includes options involving stock indexes such as the Standard & Poor's 500 and 100 indexes.

         Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Successful use by the Funds of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its Custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds write or sell options.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Short Sales. Each Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

         The Funds may each make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.

         A Fund will not sell short securities whose underlying value, minus any amounts pledged by a Fund as collateral (which does not include proceeds from the short sale), exceeds 5% of a Fund's net assets or 5% of the outstanding shares of the class of securities being sold short.

         Whenever a Fund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

         Investment Companies. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, either : (a) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

         Warrants. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specific period of time. A Fund will make such investments only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in a Fund's portfolio. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges or a major foreign exchange. Warrants attached to other securities acquired by a Fund are not subject to this restriction.

         Convertible Securities. Each Fund may invest in convertible securities. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk of loss of principal than the corporation's common stock.

         In selecting convertible securities for the Funds, the Adviser will consider among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

         The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

         Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

         Typically, the convertible debt securities in which the Funds will invest will be of a quality less than investment grade (so-called "junk bonds"). The Funds will, however, limit their investment in non-investment grade convertible debt securities to no more than 5% of the respective net assets at the time of purchase and will not acquire convertible debt securities rated below B by Moody's or S&P, or unrated securities deemed by the Adviser to be of comparable quality. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

         Effect on Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

         All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

         As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

         Payment Expectations. Junk bond securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

         Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's credit analysis than would be the case with investments in investment grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser continually monitors each Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

         Liquidity and Valuation. A Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

         In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuations and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

         Foreign Securities. Each Fund may invest without limitation in securities of foreign issuers which are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs are not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

         Investments in foreign securities involve special risks and costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation than securities of domestic companies.

         Calculation of Portfolio Turnover Rate. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The portfolio turnover rate for each of the Funds was higher in 1998 than

1997 due to market conditions. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. The current portfolio turnover rates for the Funds are set forth in the prospectus.

                             INVESTMENT RESTRICTIONS


         Consistent with each Fund's investment objective, each Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment limitations except with respect to a Fund's restrictions on borrowings as set forth in restriction 7 below.


         A Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

         The following are the Funds' fundamental investment restrictions.

         Each Fund may not:

         1. Issue senior securities, except as permitted under the Investment Company Act of 1940 (the "Investment Company Act"); provided, however, a Fund may engage in transactions involving options, futures and options on futures contracts.

         2. Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

         3. With respect to seventy-five percent (75%) of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than ten percent (10%) of the outstanding voting securities of any one issuer.

         4. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

         5. Act as an underwriter or distributor of securities other than shares of the Funds except to the extent that a Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that a Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.

         6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

         7. Borrow money, except that a Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the Fund's total assets by reason of a decline in net asset value will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by a segregated account where appropriate.

         8. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

         The following investment restrictions are not fundamental, and may be changed without shareholder approval.

         Each Fund may not:

         1. Purchase warrants, valued at the lower of cost or market, in excess of 5% of a Fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

         2. Purchase securities of other investment companies except to the extent permitted by the Investment Company Act and the rules and regulations thereunder.

         3. Make investments for the purpose of exercising control or management of any company except that a Fund may vote portfolio securities in the Fund's discretion.

         4. Invest in securities of issuers which have a record of less than three (3) years continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business, if such purchase would cause the value of the Fund's investments in all such companies to exceed 10% of the value of its total assets.

         5. Acquire illiquid securities if, as a result of such investments, more than fifteen percent (15%) of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities.

         6. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

         7. Borrow money except for temporary bank borrowings (not in excess of five percent (5%) of the value of its total assets) for emergency or extraordinary purposes, or engage in reverse repurchase agreements, or pledge any of its assets except to secure borrowings and only to an extent not greater than ten percent (10%) of the value of the Fund's net assets; provided, however, a Fund may engage in transactions involving options. Each Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

         8. Purchase any interest in any oil, gas or any other mineral exploration or development program, including any oil, gas or mineral leases.

            In determining industry classification with respect to the Funds, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

            A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund's total assets.


                         ADDITIONAL COMPANY INFORMATION

         Directors and Officers. As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. Information regarding the Board of Directors and officers of the Funds, including their principal business occupations during at least the last five years, is set forth below. Each director who is an "interested person," as defined in the 1940 Act, is indicated by an asterisk. Except where otherwise indicated, each of the individuals below has served in his or her present capacity with the Company since November 1995. The address of each of the officers and directors is c/o Van Wagoner Funds, 345 California Street, Suite 2450, San Francisco, California, 94104.

           *Garrett R. Van Wagoner, President, Treasurer, Secretary and Director

         Mr. Van Wagoner is the President, Treasurer, Secretary, Director and sole shareholder of the Adviser, and has served in such capacities since the organization of the Adviser in October 1995. He was the portfolio manager of the Govett Smaller Companies Fund, a portfolio of The Govett Funds, Inc., from March 1993 until December 31, 1995. Prior thereto, he was Senior Vice President at Bessemer Trust, N.A., since 1982, where he was responsible for its emerging growth stock investment program. Age 43.

                            Larry P. Arnold, Director

         Larry P. Arnold, Private investor since 1993. Founder and Managing General Partner of Wessels Arnold & Henderson (n/k/a Dain Rauscher Wessels) from June 1986 to January 1993. Senior Vice President of Piper Jaffray & Hopwood from 1979 to March 1986. Director of Sparta Foods, Inc. Age 56.

                           Robert S. Colman, Director

         Partner since February 1991 of Colman Furlong & Co. and since 1996 the founder of Colman Partners LLC, both private merchant banking firms. Mr. Colman is a Director of Cleveland Cliffs, Inc. and First Health Group Corp. Age 57.

                          Peter R. Kris, Vice President

         Mr. Kris is Vice President of the Company and has served in such capacity since February 1996. He was a Vice President of Govett and Company Limited from May 1992 until February 1996. Age 33.

-------------
         * Mr. Van Wagoner is the only director who is an "interested person" of the Funds (as defined in the Investment Company Act).

         The Director of the Company who is an officer of the Adviser receives no remuneration from the Funds. In 1999, each of the other Directors will be paid a fee of $2,500 for each meeting attended. This fee will be paid equally by each of the Van Wagoner Funds. In addition, each Director is reimbursed for the expenses of attending meetings. The table below sets forth the compensation of the Directors for the fiscal year ended December 31, 1998.


                               COMPENSATION TABLE

                                      Aggregate Compensation from       Total Compensation from Company
Name of Person                                  Company                       Paid to Directors
--------------                        ---------------------------       -------------------------------
Garrett R. Van Wagoner                          $    0                             $    0

Larry P. Arnold                                 $6,000                             $6,000

Robert S. Colman                                $6,000                             $6,000


         Control Persons and Principal Holders of Securities. As of February 1, 1999, the Funds were aware that the following persons or entities owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of each of the Funds.

                      VAN WAGONER CAPITAL APPRECIATION FUND

         Garrett R. Van Wagoner, 345 California Street, Suite 2450, San Francisco, California, 94104, 99%.

                             VAN WAGONER GROWTH FUND

         Garrett R. Van Wagoner, 345 California Street, Suite 2450, San Francisco, California, 94104, 100%.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         Investment Adviser. The investment adviser to the Funds is Van Wagoner Capital Management, Inc. (the "Adviser"). Mr. Van Wagoner is the founder and President of the Adviser and owns all of the outstanding common stock of the Adviser. As such, he controls the Adviser. Pursuant to Investment Advisory Agreements entered into between the Company on behalf of each of the Funds and the Adviser (the "Investment Advisory Agreements"), the Adviser provides continuous investment advisory services to the Funds. The Adviser also provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties. The Advisory Agreements for the Capital Appreciation and Growth Funds are dated August 7, 1996. The Investment Advisory Agreements have an initial term of two years and thereafter are required to be approved annually by the Board of Directors of the Company or by vote of a majority of the respective Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the respective Fund's directors who are not parties to the Investment Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement was approved by the vote of a majority of the Directors who are not parties to the respective Investment Advisory Agreement or interested persons of any such party on August 7, 1996 for the Capital Appreciation and Growth Funds. The Investment Advisory Agreements are terminable without penalty with respect to a Fund, on 60 days' written notice by the Directors, by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

         As compensation for its services, each Fund pays to the Adviser a monthly advisory fee at the annual rate specified in the Prospectus. From time to time, the Adviser may voluntarily waive all or a portion of its fee for one or more Funds.

         Each Fund pays all of its own expenses, including without limitation, the cost of preparing and printing its registration statement required under the Securities Act and the Investment Company Act and any amendments thereto, the expense of registering its shares with the SEC and qualifying for sale in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Fund's assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

         The Adviser voluntarily agreed to reimburse each Fund to the extent aggregate annual operating expenses (excluding interest, dividends on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded 1.95% of the average daily net assets of each Fund, until January 1, 2000. The Adviser may voluntarily continue to waive all or a portion of the advisory fees otherwise payable by the Funds. Such a waiver may be terminated at any time in the Adviser's discretion. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to each Fund by reducing the Adviser's fee, subject to later adjustment, month by month, for the remainder of each Fund's fiscal year. The Adviser may from time to time voluntarily absorb expenses for one or more Funds in addition to the reimbursement of expenses in excess of the foregoing. In addition to the voluntary reimbursements, each Investment Advisory Agreement requires the Adviser to reimburse each Fund to the extent aggregate annual operating expenses, as described above, exceed 2.00% of the average daily net assets of the Fund.

         Each Investment Advisory Agreement provides that the Adviser shall not be liable to the respective Fund or its shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreements also provide that nothing therein shall limit the freedom of the Adviser and its affiliates to render investment supervisory and corporate administrative services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.

         For the fiscal years ended December 31, 1997 and 1998, the Adviser accrued the following management fees, waived a portion of its management fees and additional reimbursements were made in the following amounts:



                                                           1997                                 1998
                                                           ----                                 ----
Capital Appreciation Fund
   Gross Management Fees                                 $ 14,327                             $  8,958
   Waived Management Fees and Additional                 $112,705                             $108,789
Reimbursements
Growth Fund

   Gross Management Fees                                 $ 11,376                             $  7,337
   Waived  Management  Fees and Additional               $109,775                             $107,285
Reimbursements



         Administrator and Transfer Agent. Sunstone Financial Group, Inc. ("Sunstone") provides various administrative and fund accounting services to the Funds which include, but are not limited to the following: calculating daily net asset values for each Fund; overseeing the Funds' Custodian; preparing and filing all federal and state tax filings (other than those to be made by the Funds' Custodian); overseeing the Funds' insurance relationships; participating in the preparation of the Funds' registration statement; preparing notice and renewal filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds' investment policies and restrictions and generally assisting the Funds' administrative operations. Sunstone, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration and Fund Accounting Agreement. The Administration and Fund Accounting Agreement will remain in effect as long as its continuance is specifically approved at least annually by the Board of Directors of the Company and the Administrator. The Administration and Fund Accounting Agreement may be terminated on not less than 90 days' notice, without the payment of any penalty, by the Board of Directors of the Company or by the Administrator. Under the Administration and Fund Accounting Agreement, the Administrator is not liable for any loss suffered by the Funds or their shareholders in connection with the performance of the Administration and Fund Accounting Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administration and Fund Accounting Agreement also provides that the Administrator may provide similar services to others including other investment companies. For the foregoing, Sunstone receives a fee on the value of the each Fund computed daily and payable monthly, at the annual rate of eighteen one-hundredths of one percent (0.18%) on the first $50 million of the average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $61,667, plus out-of-pocket expenses.

         For the fiscal years ended December 31, 1997 and 1998, Sunstone was paid the following fees for administrative services:


                                                         1997                                   1998
                                                         ----                                   ----

Capital Appreciation Fund                               $61,667                                $61,667
Growth Fund                                             $61,667                                $61,667

         Sunstone also acts as the Funds' Transfer Agent. As Transfer Agent, Sunstone keeps records of the shareholder accounts and transactions. Each Fund pays Sunstone a Transfer Agent fee based on the number of shareholder accounts, subject to a minimum annual fee.

         Custodian. UMB Bank, n.a. serves as the Custodian for the Funds. Under the terms of the agreement, UMB Bank, n.a. is responsible for the receipt and delivery of each Fund's securities and cash. UMB Bank, n.a. does not exercise any supervisory functions over the management of the Funds or the purchase and sale of securities.

         Legal Counsel. Foley & Lardner, with offices at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as counsel to the Funds.

         Independent Accountants. Ernst & Young LLP are the independent accountants for the Funds. They are responsible for performing an audit of each Fund's year-end financial statements as well as providing accounting and tax advice to the management of the Funds. PricewaterhouseCoopers, LLP performed such services for the fiscal year ended December 31, 1998 and for prior fiscal years.

                             Distribution of Shares

         The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets. Payments may be made by each Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Directors. Such activities include advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or other distributors, shareholder account servicing, production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

         The Plan was adopted in anticipation that the Funds will benefit from the Plan through increased sales of shares of each Fund, thereby reducing each Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the directors of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of Common Stock. Messrs. Arnold and Colman are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Funds provided for in the Plan requires approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

         While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Funds will be committed to the discretion of the directors of the Funds who are not interested persons of the Funds. The Board of Directors must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Company. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. For the fiscal year ended December 31, 1998, no payments were made under the Plan.

                      Portfolio Transactions and Brokerage

         The Adviser is responsible for decisions to buy and sell securities for each Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Company's Board of Directors. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser.

         The Adviser will place orders pursuant to its investment determination for the Funds either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best effort to seek on behalf of a Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly.

         In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. While the Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Adviser has to the Funds. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, or any affiliated person of either the Company or the Adviser, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission through rules, regulations, decisions and no-action letters.

         The Adviser may retain advisory clients in addition to the Funds and place portfolio transactions for these accounts. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds. In the opinion of the Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Funds) to be managed by the Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Funds will not, in the opinion of the Adviser, be disproportionate to the benefits to be received by the Funds on a continuing basis.

         The Adviser intends to seek to allocate portfolio transactions equitably among its accounts whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations between a Fund and other advisory accounts, if any, the main factors to be considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

         During the fiscal years ended December 31, 1997 and 1998, the Funds paid the following brokerage commissions:


                                                         1997                                   1998
                                                         ----                                   ----

Capital Appreciation Fund                               $8,564                                 $9,326
Growth Fund                                             $7,990                                 $9,127



         During the fiscal year ended December 31, 1998, the Capital Appreciation Fund and the Growth Fund paid commissions of $5,726 and $5,499, respectively, on transactions of $3,781,796 and $4,007,483, respectively, to brokers who provided research services to the Adviser.


                                      TAXES

General


         Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, and to do so, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and
(3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Additional rules apply for related corporations.


         If a Fund fails to qualify for treatment as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund that did not qualify for treatment as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

         Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations, with certain exceptions. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are potentially subject to the corporate alternative minimum tax.

         If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

         Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.


Non U.S. Shareholders

         In general, distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate if IRS Form W-8 is properly filed).

         The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting such Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                                CAPITAL STRUCTURE

         The Company is an open-end management investment company organized as a Maryland corporation on October 18, 1995. The Company's Charter authorizes the Board of Directors to issue up to 1,000,000,000 shares of common stock, par value $0.0001 per share. The common stock is divisible into an unlimited number of "series", each of which is a separate Fund. Each share of a Fund represents an equal proportionate interest in that Fund. Each share of the Funds has equal voting, dividend, distribution and liquidation rights.

         The Board of Directors may classify or reclassify any unissued series of shares of the Funds and may designate or redesignate the name of any outstanding series of shares of the Funds. As a general matter, shares are voted in the aggregate and not by series, except where series voting would be required by Maryland law or the Investment Company Act (e.g., a change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of shares of any series of the Funds' shares, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' shares of the general liabilities of the Funds in the proportion that the total net assets of the series bear to the total net assets of all series of the Funds' shares. The net asset value of a share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on shares of any series of Common Stock only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Funds, the holders of each series would be entitled, out of the assets of the Funds available for distribution, to the assets belonging to that series.

         Shares of the Funds have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable.

         Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or the Maryland General Corporation Law. Shareholders may not cumulate their votes in the election of directors. Consequently, the holders of more than 50% of the shares of the common stock voting for the election of directors can elect the entire Board of Directors and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Funds. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular Funds.

         Notwithstanding any provision of the Maryland General Corporation Law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Funds outstanding (or of a class or series of the Funds, as applicable) will be effective, except to the extent otherwise required by the 1940 Act and rules thereunder. In addition, the Articles of Incorporation provide that, to the extent consistent with the General Corporation Law of Maryland and other applicable law, the By-Laws may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Funds outstanding (or of a class or series).

                              SHAREHOLDER MEETINGS

         The Maryland Statutes permit registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Company has adopted the appropriate provisions in its By-Laws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

         The Company's By-Laws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

         Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to submit a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Funds; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

         If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

         After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material of all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                RETIREMENT PLANS


         The Funds offer several retirement account options to shareholders. Qualifying shareholders may establish the following tax deferred retirement accounts: traditional and SEP IRA, Roth IRA and SIMPLE IRA. The Funds also offer a Section 403(b)(7) arrangement for employers of certain tax exempt or educational organizations. The shareholder's employer must establish a plan before the shareholder opens a SEP, SIMPLE or 403(b)(7) account.

         A description of accounts currently offered, applicable service fees and certain limitations on account contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-800-228-2121. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are adopting the IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Funds be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.



                             PERFORMANCE INFORMATION

         From time to time, the Funds may advertise their "average annual total return" over various periods of time. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. A shareholder's investment in a Fund and its return are not guaranteed and will fluctuate according to market conditions. When considering "average" annual total return figures for periods longer than one year, shareholders should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in a Fund for a specific period (again reflecting changes in a Fund's share price and assuming reinvestment of dividends and distributions). To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return.

         The average annual total return for a Fund for a specific period is found by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

         P(1 + T)N = ERV

         Where:     T= average annual total return.

         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $10,000 payment made at the beginning of the period.

         P =        hypothetical initial payment of $10,000.

         N = period covered by the computation, expressed in terms of years.

         Total return performance for a specific period is calculated by first taking an investment ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return which represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         The Funds' performance figures will be based upon historical results and will not necessarily be indicative of future performance. The Funds' returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

         The total return for the fiscal year ended December 31, 1998 for the Capital Appreciation Fund and Growth Fund was 78.18% and 72.86%, respectively. The average annual return from inception through December 31, 1998 for the Capital Appreciation Fund and the Growth Fund was 36.49% and 35.20%, respectively. The Fund commenced operations after the close of business on December 31, 1996. Such performance results reflect reimbursements made by the Adviser during the fiscal year ended December 31, 1998 to keep the ratio of net expenses to average net assets of each Fund at or below 1.95%. Performance quotations of a Fund represent its past performance and should not be considered as representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         From time to time, in marketing and other literature, the Funds' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

         The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ranking are not absolute or necessarily predictive of future performance.

         Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of or selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

         The Funds may compare their performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks and the Nasdaq Over-the-Counter Composite Index. There are differences and similarities between the investments that the Funds may purchase for their respective portfolios and the investments measured by these indices.

         Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Marketing and other Company literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares a Fund to other Van Wagoner Funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

                  PURCHASE, EXCHANGE AND REDEMPTION OF SHARES;
                        DETERMINATION OF NET ASSET VALUE

         As set forth in the Prospectus, the net asset value of the Funds will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

         In connection with the determination of the Funds' net asset values, securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Options written or purchased by the Funds are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds' Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Company's Board of Directors. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the supervision of the Company's Board of Directors.

         To illustrate the method of computing the offering price of shares of the Funds, the offering price on December 31, 1998 was as follows:



                                                                               Capital
                                                                             Appreciation          Growth
                                                                             ------------          ------

Net Assets                                                                     $870,608           $798,148
   divided by
Shares Outstanding                                                               57,859             56,759
   equals
Net Asset Value Per Share (Offering & Redemption                                 $15.05             $14.06
Price)


         Shares of the Funds may be exchanged for shares of the Northern U.S. Government Money Market Fund as provided in the Prospectus. Sunstone Financial Group, Inc. receives a service fee from the Northern U.S. Government Money Market Fund at the annual rate of 0.25 of 1% of the average daily net asset value of the shares of the Fund exchanged into the Northern U.S. Government Money Market Fund.

                                OTHER INFORMATION

         It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for a Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of a Fund. However, the Funds have obligated themselves under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

         Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Commission under the Securities Act with respect to the securities offered by the Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Commission in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A


Commercial Paper Ratings

       A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Funds may invest:

       "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

       "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

       Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper in which the Funds may invest:

       "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

       "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

       The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper in which the Funds may invest:

       "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

       "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
       "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

       "Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding need may enlarge total financing requirements, access to capital markets is good.

       Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Funds may invest:

       "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

       Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure. The following summarizes the ratings used by Thomson BankWatch in which the Funds may invest:

       "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

       "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

       IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Funds may invest:

       "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

       "A2" - Obligations are supported by a good capacity for timely repayment.

Corporate Long-Term Debt Ratings

STANDARD & POOR'S DEBT RATINGS

       A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

       The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

       The ratings are based, in varying degrees, on the following considerations:

           1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

           2.    Nature of and provisions of the obligation.

           3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

       AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

       AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

       A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

       Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       BB - Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

       B - Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

       CCC - Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

       CC - Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

       C - Debt rated `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

       CI - The rating `CI' is reserved for income bonds on which no interest is being paid.

       D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

       Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

       A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

       Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

       B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATINGS

       Fitch investment grade bond ratings provide a guide to investors in deterring the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

       Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

       Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

       Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

       Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

       AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.' Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated `F-1+.'

       A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

       Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (`BB to `C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

       Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

       BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

       B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

       CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

       CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

       C Bonds are in imminent default in payment of interest or principal.

       DDD, DD
       and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

       These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

       Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

       The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.


RATING SCALE             DEFINITION

--------------------------------------------------------------------------------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

--------------------------------------------------------------------------------

AA+                      High credit quality. Protection factors are strong.
AA                       Risk is modest, but may vary slightly from time to time
AA-                      because of economic conditions.

--------------------------------------------------------------------------------

A+                       Protection factors are average but adequate. However,
A                        risk factors are more A variable and greater in periods
A-                       of economic uncertainty.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

BBB+                     Below average protection factors but still considered
BBB                      sufficient for prudent investment. Considerable
BBB-                     variability in risk during economic cycles.

--------------------------------------------------------------------------------

BB+                      Below investment grade but deemed likely to meet
BB                       obligations when due. Present or prospective financial
BB-                      protection factors fluctuate according to industry
                         conditions or company fortunes. Overall quality may move up or down frequently within this category.

--------------------------------------------------------------------------------

B+                       Below investment grade and possessing risk that
B                        obligations will not be met when due. Financial
B-                       protection factors will fluctuate widely according to
                         economic cycles.

--------------------------------------------------------------------------------

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DD                       Default debt obligations. Issuer failed to meet
                         scheduled principal and/or interest payments.
DP                       Preferred stock with dividend arrearages.

--------------------------------------------------------------------------------

                             VAN WAGONER FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                              Emerging Growth Fund

                                 Micro-Cap Fund

                                  Mid-Cap Fund

                                Post-Venture Fund

                                 Technology Fund


         This Statement of Additional Information dated April 30, 1999, is meant to be read in conjunction with the Prospectus dated April 30, 1999, for the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund (collectively referred to as the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of these Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained by calling 1-800-228-2121 or by writing Van Wagoner Funds, Inc., P.O. Box 1628, Milwaukee, Wisconsin 53201-1628. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.


         The following financial statements are incorporated by reference to the Annual Report, dated December 31, 1998, of Van Wagoner Funds, Inc. (File No. 811-9116) as filed with the Securities and Exchange Commission on February 25, 1999.


          1.   Schedules of Investments as of December 31, 1998
          2.   Statements of Assets and Liabilities as of December 31, 1998
          3.   Statements of Operations for the Year Ended December 31, 1998
          4. Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1998
          5.   Financial Highlights
          6.   Notes to Financial Statements
          7.   Report of Independent Accountants

         Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-228-2121.

                                TABLE OF CONTENTS


                                                                                                          Page
                                                                                                          ----


GENERAL INFORMATION AND FUND HISTORY.............................................................            3
INVESTMENT STRATEGIES............................................................................            3
INVESTMENT RESTRICTIONS..........................................................................           14
ADDITIONAL COMPANY INFORMATION...................................................................           16
         Directors and Officers..................................................................           16
         Control Persons and Principal Holders of Securities.....................................           18
INVESTMENT ADVISORY AND OTHER SERVICES
         Investment Adviser......................................................................           19
         Administrator and Transfer Agent........................................................           21
         Custodian...............................................................................           22
         Legal Counsel ..........................................................................           22
         Independent Accountants.................................................................           22
DISTRIBUTION OF SHARES...........................................................................           23
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................           23
TAXES    ........................................................................................           25
CAPITAL STRUCTURE................................................................................           27
SHAREHOLDER MEETINGS.............................................................................           28
RETIREMENT PLANS.................................................................................           29
PERFORMANCE INFORMATION..........................................................................           30
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES;
DETERMINATION OF NET ASSET VALUE.................................................................           32
OTHER INFORMATION................................................................................           34
APPENDIX A (Description of Securities Ratings)...................................................          A-1



                                ----------------

         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

                      GENERAL INFORMATION AND FUND HISTORY

         Van Wagoner Funds, Inc. (collectively referred to as the "Funds" or individually referred to as a "Fund") constitute a single corporation (the "Company") that was organized as a Maryland corporation on October 18, 1995. This Statement of Additional Information provides information on five of the Funds. The Emerging Growth Fund, Mid-Cap Fund and Micro-Cap Fund commenced operations after the close of business on December 31, 1995. The Post-Venture Fund commenced operations after the close of business on December 31, 1996 and the Technology Fund commenced operations after the close of business on December 31, 1997.

                              INVESTMENT STRATEGIES

         Van Wagoner Funds, Inc. is an open-end, management investment company presently offering seven diversified investment portfolios or Funds designed to offer investors a range of equity-oriented investment opportunities. This Statement of Additional Information provides information on five of the Funds.

         The following supplements the investment objectives and policies of the Funds as set forth in their Prospectus.

         Money Market Instruments. Each Fund may invest in a variety of money market instruments for temporary defensive purposes, pending investment, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market and economic conditions.


         Each of the Funds may invest in commercial paper and other cash equivalents rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, and unrated debt securities which are deemed by the Adviser to be of comparable quality. Each of the Funds may also invest in United States Treasury bills and notes, certificates of deposit of domestic branches of U.S. banks and corporate bonds with remaining maturities of 13 months or less. For debt obligations other than commercial paper, these securities are limited to those rated at least Aa by Moody's or AA by S&P, or unrated but deemed by the Adviser to be of comparable quality.


         Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

         Each Fund's investment in money market instruments for the foregoing reasons may also include securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

         Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that a Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. Repurchase agreements will be acquired in accordance with procedures established by the Company's Board of Directors which are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

         United States Government Obligations. Each Fund may invest in Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

         Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Directors or its delegate has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act") that may be resold pursuant to Rule 144A or Regulation S under the Securities Act, may be considered liquid. The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission (the "SEC") including repurchase agreements maturing in greater than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Funds' limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Funds may experience delays and additional cost when trying to sell illiquid securities.



         Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.


         If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.


         Hedging Strategies. The Funds may engage in hedging activities. They may utilize a variety of financial instruments, including options, in an attempt to reduce the investment risks of the Funds.

         Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the SEC, the several options exchanges upon which they are traded and various state regulatory authorities.

         Options. General. Each Fund may purchase and write (i.e. sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

         A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

         If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         Federal Tax Treatment of Options. Certain option transactions have special tax results for the Funds. Expiration of a call option written by a Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

         If a Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the "Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

         In the case of transactions involving "nonequity options," as defined in and subject to the rules of Code Section 1256, the Funds will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" subject to the rules of Code Section 1256 includes options involving stock indexes such as the Standard & Poor's 500 and 100 indexes.

         Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Successful use by the Funds of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its Custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds write or sell options.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Short Sales. Each Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

         The Funds may each make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.

         A Fund will not sell short securities whose underlying value, minus any amounts pledged by a Fund as collateral (which does not include proceeds from the short sale), exceeds 5% of a Fund's net assets or 5% of the outstanding shares of the class of securities being sold short.

         Whenever a Fund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

         Investment Companies. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, either : (a) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

         Warrants. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specific period of time. A Fund will make such investments only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in a Fund's portfolio. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges or a major foreign exchange. Warrants attached to other securities acquired by a Fund are not subject to this restriction.

         Convertible Securities. Each Fund may invest in convertible securities. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk of loss of principal than the corporation's common stock.

         In selecting convertible securities for the Funds, the Adviser will consider among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

         The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

         Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

         Typically, the convertible debt securities in which the Funds will invest will be of a quality less than investment grade (so-called "junk bonds"). The Funds will, however, limit their investment in non-investment grade convertible debt securities to no more than 5% of the respective net assets at the time of purchase and will not acquire convertible debt securities rated below B by Moody's or S&P, or unrated securities deemed by the Adviser to be of comparable quality. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

         Effect on Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

         All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

         As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

         Payment Expectations. Junk bond securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

         Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's credit analysis than would be the case with investments in investment grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser continually monitors each Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

         Liquidity and Valuation. A Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

         During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

         In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuations and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

         Foreign Securities. Each Fund may invest without limitation in securities of foreign issuers which are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs are not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

         Investments in foreign securities involve special risks and costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation than securities of domestic companies.

         Calculation of Portfolio Turnover Rate. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The portfolio turnover rate for each of the Van Wagoner Funds was higher in 1998 than 1997 due to market conditions. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. The current portfolio turnover rates for the Funds are set forth in the prospectus.

                             INVESTMENT RESTRICTIONS


         Consistent with each Fund's investment objective, each Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment limitations except with respect to a Fund's restrictions on borrowings as set forth in restriction 7 below.


         A Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

         The following are the Funds' fundamental investment restrictions.

         Each Fund may not:

         1. Issue senior securities, except as permitted under the Investment Company Act of 1940 (the "Investment Company Act"); provided, however, a Fund may engage in transactions involving options, futures and options on futures contracts.

         2. Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

         3. With respect to seventy-five percent (75%) of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than ten percent (10%) of the outstanding voting securities of any one issuer.

         4. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

         5. Act as an underwriter or distributor of securities other than shares of the Funds except to the extent that a Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that a Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.

         6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

         7. Borrow money, except that a Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the Fund's total assets by reason of a decline in net asset value will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by a segregated account where appropriate.

         8. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

         The following investment restrictions are not fundamental, and may be changed without shareholder approval.

         Each Fund may not:

         1. Purchase warrants, valued at the lower of cost or market, in excess of 5% of a Fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

         2. Purchase securities of other investment companies except to the extent permitted by the Investment Company Act and the rules and regulations thereunder.

         3. Make investments for the purpose of exercising control or management of any company except that a Fund may vote portfolio securities in the Fund's discretion.

         4. Invest in securities of issuers which have a record of less than three (3) years continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business, if such purchase would cause the value of the Fund's investments in all such companies to exceed 10% of the value of its total assets.

         5. Acquire illiquid securities if, as a result of such investments, more than fifteen percent (15%) of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities.

         6. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

         7. Borrow money except for temporary bank borrowings (not in excess of five percent (5%) of the value of its total assets) for emergency or extraordinary purposes, or engage in reverse repurchase agreements, or pledge any of its assets except to secure borrowings and only to an extent not greater than ten percent (10%) of the value of the Fund's net assets; provided, however, a Fund may engage in transactions involving options. Each Fund will not purchase any security while borrowings represent more than 5% of its total assets are outstanding.

         8. Purchase any interest in any oil, gas or any other mineral exploration or development program, including any oil, gas or mineral leases.

            In determining industry classification with respect to the Funds, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

            A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund's total assets.


                         ADDITIONAL COMPANY INFORMATION

         Directors and Officers. As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. Information regarding the Board of Directors and officers of the Funds, including their principal business occupations during at least the last five years, is set forth below. Each director who is an "interested person," as defined in the 1940 Act, is indicated by an asterisk. Except where otherwise indicated, each of the individuals below has served in his or her present capacity with the Company since November 1995. The address of each of the officers and directors is c/o Van Wagoner Funds, 345 California Street, Suite 2450, San Francisco, California, 94104.

           *Garrett R. Van Wagoner, President, Treasurer, Secretary and Director

         Mr. Van Wagoner is the President, Treasurer, Secretary, Director and sole shareholder of the Adviser, and has served in such capacities since the organization of the Adviser in October 1995. He was the portfolio manager of the Govett Smaller Companies Fund, a portfolio of The Govett Funds, Inc., from March 1993 until December 31, 1995. Prior thereto, he was Senior Vice President at Bessemer Trust, N.A., since 1982, where he was responsible for its emerging growth stock investment program. Age 43.

                            Larry P. Arnold, Director

         Larry P. Arnold, Private investor since 1993. Founder and Managing General Partner of Wessels Arnold & Henderson (n/k/a Dain Rauscher Wessels) from June 1986 to January 1993. Senior Vice President of Piper Jaffray & Hopwood from 1979 to March 1986. Director of Sparta Foods, Inc. Age 56.

                           Robert S. Colman, Director

         Partner since February 1991 of Colman Furlong & Co. and since 1996 the founder of Colman Partners LLC, both private merchant banking firms. Mr. Colman is a Director of Cleveland Cliffs, Inc. and First Health Group Corp. Age 57.

                          Peter R. Kris, Vice President

         Mr. Kris is Vice President of the Company and has served in such capacity since February 1996. He was a Vice President of Govett and Company Limited from May 1992 until February 1996. Age 33.

         The Director of the Company who is an officer of the Adviser receives no remuneration from the Funds. In 1999, each of the other Directors will be paid a fee of $2,500 for each meeting attended. This fee will be paid equally by each of the Van Wagoner Funds. In addition, each Director is reimbursed for the expenses of attending meetings. The table below sets forth the compensation of the Directors for the fiscal year ended December 31, 1998.

------------

         - Mr. Van Wagoner is the only director who is an "interested person" of the Funds (as defined in the Investment Company Act).

                               COMPENSATION TABLE

                                           Aggregate Compensation from      Total Compensation from Company
Name of Person                                        Company                       Paid to Directors
--------------                                        -------                       -----------------

Garrett R. Van Wagoner                                $    0                             $    0

Larry P. Arnold                                       $6,000                             $6,000

Robert S. Colman                                      $6,000                             $6,000


         Control Persons and Principal Holders of Securities. As of February 1, 1999, the Funds were aware that the following persons or entities owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of each of the Funds.

                        VAN WAGONER EMERGING GROWTH FUND

Charles Schwab & Co., Inc.*, 101 Montgomery Street, San Francisco, CA 94104, 18%; National Financial Services Corp.*, 200 Liberty Street, One World Financial Center, New York, NY 10281-1003, 14%.

                           VAN WAGONER MICRO-CAP FUND

Charles Schwab & Co., Inc.*, 101 Montgomery Street, San Francisco, CA 94104, 20%; National Financial Services Corp. *, 200 Liberty Street, One World Financial Center, New York, NY 10281-1003, 18%.

                            VAN WAGONER MID-CAP FUND

Charles Schwab & Co., Inc.*, 101 Montgomery Street, San Francisco, CA 94104, 23%; National Financial Services Corp.*, 200 Liberty Street, One World Financial Center, New York, NY 10281-1003, 27%.

                          VAN WAGONER POST-VENTURE FUND

Charles Schwab & Co., Inc.*, 101 Montgomery Street, San Francisco, CA 94104, 19%; National Financial Services Corp.*, 200 Liberty Street, One World Financial Center, New York, NY 10281-1003, 16%.

                           VAN WAGONER TECHNOLOGY FUND

Garrett R. Van Wagoner, 345 California Street, Suite 2450, San Francisco, CA 94104, 7%; Charles Schwab & Co., Inc.*, 101 Montgomery Street, San Francisco, CA 94104, 13%; National Financial Services Corp.*, 200 Liberty Street, One World Financial Center, New York, NY 10281-1003, 12%.

As of February 1, 1999, the directors and officers as a group owned 7% of the outstanding shares of the Technology Fund and less than 1% of the outstanding shares of the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and Post Venture Fund.

-------------
*Shareholders of record, not beneficial owners.



                     INVESTMENT ADVISORY AND OTHER SERVICES

         Investment Adviser. The investment adviser to the Funds is Van Wagoner Capital Management, Inc. (the "Adviser"). Mr. Van Wagoner is the founder and President of the Adviser and owns all of the outstanding common stock of the Adviser. As such, he controls the Adviser. Pursuant to Investment Advisory Agreements entered into between the Company on behalf of each of the Funds and the Adviser (the "Investment Advisory Agreements"), the Adviser provides continuous investment advisory services to the Funds. The Adviser also provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties. The Investment Advisory Agreements for the Emerging Growth, Micro-Cap and Mid-Cap Funds are dated as of December 31, 1995. The Investment Advisory Agreement for the Post-Venture Fund is dated as of August 7, 1996. The Investment Advisory Agreement for the Technology Fund is dated as of December 31, 1997. The Investment Advisory Agreements have an initial term of two years and thereafter are required to be approved annually by the Board of Directors of the Company or by vote of a majority of the respective Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the respective Fund's directors who are not parties to the Investment Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreements for the Emerging Growth, Micro-Cap and Mid-Cap Funds were approved by the vote of a majority of the Directors who are not parties to the respective Investment Advisory Agreement or interested persons of any such party on December 8, 1995, and by the initial shareholder of the Emerging Growth, Micro-Cap and Mid-Cap Funds on December 8, 1995. The Investment Advisory Agreement for the Post-Venture Fund was approved by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons of any such party on August 7, 1996, and by the initial shareholder of the Post-Venture Fund on August 7, 1996. The Investment Advisory Agreement for the Technology Fund was approved by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons of any such party on November 20, 1997, and by the initial shareholder of the Technology Fund on November 20, 1997. The Investment Advisory Agreements are terminable without penalty with respect to a Fund, on 60 days' written notice by the Directors, by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

         As compensation for its services, each Fund pays to the Adviser a monthly advisory fee at the annual rate specified in the respective Prospectus. From time to time, the Adviser may voluntarily waive all or a portion of its fee for one or more Funds. The organizational expenses of the Emerging Growth, Micro-Cap and Mid-Cap Funds were advanced by the Adviser and will be reimbursed by each Fund over a period of not more than 60 months.

         Each Fund pays all of its own expenses, including without limitation, the cost of preparing and printing its registration statement required under the Securities Act and the Investment Company Act and any amendments thereto, the expense of registering its shares with the SEC and qualifying for sale in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Fund's assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

         The Adviser has voluntarily agreed to reimburse each Fund to the extent aggregate annual operating expenses (excluding interest, dividends on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 1.95% of the average daily net assets of each Fund, until January 1, 2000. The Adviser may voluntarily continue to waive all or a portion of the advisory fees otherwise payable by the Funds. Such a waiver may be terminated at any time in the Adviser's discretion. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to each Fund by reducing the Adviser's fee, subject to later adjustment, month by month, for the remainder of each Fund's fiscal year. The Adviser may from time to time voluntarily absorb expenses for one or more Funds in addition to the reimbursement of expenses in excess of the foregoing. In addition to the involuntary reimbursements, each Investment Advisory Agreement requires the Adviser to reimburse each Fund to the extent aggregate annual operating expenses, as described above, exceed 2.00% of the average daily net assets of the Fund.

         Each Investment Advisory Agreement provides that the Adviser shall not be liable to the respective Fund or its shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreements also provide that nothing therein shall limit the freedom of the Adviser and its affiliates to render investment supervisory and corporate administrative services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.

         For the fiscal years ended December 31, 1996, 1997 and 1998, the Adviser accrued the following management fees and waived a portion of its management fees and made additional reimbursements in the following amounts*:

                                                      1996                        1997                    1998
                                                      ----                        ----                    ----
Emerging Growth Fund
   Gross Management Fees                           $6,508,760                  $5,815,171              $2,728,083
   Waived Management Fees                          $  178,686                       -                  $  318,072
Micro-Cap Fund
   Gross Management Fees                           $1,397,953                  $1,628,215              $  770,904
   Waived Management Fees                          $  563,718                  $  397,422              $  350,235
Mid-Cap Fund
   Gross Management Fees                           $  834,015                  $1,068,243              $  517,445
   Waived Management Fees                          $   80,281                       -                  $   90,188
Post Venture Fund
   Gross Management Fees                                -                      $  387,026              $  244,996
   Waived Management Fees                               -                      $  190,694              $  154,934
Technology Fund
   Gross Management Fees                                -                          -                   $   50,993
   Waived Management Fees                               -                          -                   $  156,888
And Additional Reimbursements



*The Post-Venture Fund commenced operations after the close of business on December 31, 1996. The Technology Fund commenced operations after the close of business on December 31, 1997.

         Administrator and Transfer Agent. Sunstone Financial Group, Inc. ("Sunstone") provides various administrative and fund accounting services to the Funds which include but are not limited to the following: calculating daily net asset values for each Fund; overseeing the Funds' Custodian; preparing and filing all federal and state tax returns and required tax filings (other than those to be made by the Funds' Custodian); overseeing the Funds' insurance relationships; participating in the preparation of the Funds' registration statement; preparing notice and renewal filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds' investment policies and restrictions and generally assisting in the Funds' administrative operations. Sunstone, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration and Fund Accounting Agreement. The Administration and Fund Accounting Agreement will remain in effect as long as its continuance is specifically approved at least annually by the Board of Directors of the Company and the Administrator. The Administration and Fund Accounting Agreement may be terminated on not less than 90 days' notice, without the payment of any penalty, by the Board of Directors of the Company or by the Administrator. Under the Administration and Fund Accounting Agreement, the Administrator is not liable for any loss suffered by the Funds or their shareholders in connection with the performance of the Administration and Fund Accounting Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administration and Fund Accounting Agreement also provides that the

Administrator may provide similar services to others including other investment companies. For the foregoing, Sunstone receives a fee on the value of each Fund computed daily and payable monthly, at the annual rate of eighteen one-hundredths of one percent (0.18%) on the first $50 million of the average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $61,667, plus out-of-pocket expenses.

         For the fiscal years ended December 31, 1996, 1997 and 1998, Sunstone was paid the following fees for administrative services*:




                                               1996                          1997                       1998
                                               ----                          ----                       ----

Emerging Growth Fund                         $280,175                      $289,564                   $207,536
Micro-Cap Fund                               $130,643                      $147,075                   $ 91,441
Mid-Cap Fund                                 $120,846                      $146,137                   $ 91,812
Post-Venture Fund                                -                         $ 61,667                   $ 61,667
Technology Fund                                  -                            -                       $ 61,667



         *The Post-Venture Fund commenced operations after the close of business on December 31, 1996. The Technology Fund commenced operations after the close of business on December 31, 1997.

         Sunstone also acts as the Funds' Transfer Agent. As Transfer Agent, Sunstone keeps records of the shareholder accounts and transactions. Each Fund pays Sunstone a Transfer Agent fee based on the number of shareholder accounts , subject to an annual minimum annual fee, plus out-of-pocket

         Custodian. UMB Bank, n.a. serves as the Custodian for the Funds. Under the terms of the Custodial Agreement, UMB Bank, n.a. is responsible for the receipt and delivery of each Fund's securities and cash. UMB Bank, n.a. does not exercise any supervisory functions over the management of the Funds or the purchase and sale of securities.

         Legal Counsel. Foley & Lardner, with offices at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as counsel to the Funds.

         Independent Accountants. Ernst & Young LLP are the independent accountants for the Funds. They are responsible for performing an audit of each Fund's year-end financial statements as well as providing accounting and tax advice to the management of the Funds. PricewaterhouseCoopers, LLP performed such services for the fiscal year ended December 31, 1998 and for prior fiscal years.

                             DISTRIBUTION OF SHARES

         The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets. Payments may be made by each Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Directors. Such activities include advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or other distributors, shareholder account servicing, production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

         The Plan was adopted in anticipation that the Funds will benefit from the Plan through increased sales of shares of each Fund, thereby reducing each Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the directors of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of Common Stock. Messrs. Arnold and Colman are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Funds provided for in the Plan requires approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

         While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Funds will be committed to the discretion of the directors of the Funds who are not interested persons of the Funds. The Board of Directors must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Company. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors.

         For the fiscal year ended December 31, 1998, the Funds paid a total of $583,837 in 12b-1 fees. Of this total, $286,358 was spent on payments to brokers or dealers, $88,962 was spent on printing and mailing prospectuses to other than current shareholders, and the balance of $114,688 was spent on expenses associated with trade shows and web site development. Except for payments to brokers or dealers, the distribution activities under the Plan were applicable to all of the Funds. The Funds allocated the cost in accordance with relative net assets.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Adviser is responsible for decisions to buy and sell securities for each Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Company's Board of Directors. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser.

         The Adviser will place orders pursuant to its investment determination for the Funds either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best effort to seek on behalf of a Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly.

         In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. While the Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Adviser has to the Funds. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, or any affiliated person of either the Company or the Adviser, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission through rules, regulations, decisions and no-action letters.

         The Adviser may retain advisory clients in addition to the Funds and place portfolio transactions for these accounts. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds. In the opinion of the Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Funds) to be managed by the Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Funds will not, in the opinion of the Adviser, be disproportionate to the benefits to be received by the Funds on a continuing basis.

         The Adviser intends to seek to allocate portfolio transactions equitably among its accounts whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations between a Fund and other advisory accounts, if any, the main factors to be considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

         During the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid the following brokerage commissions*:



                                                   1996                         1997                     1998
                                                   ----                         ----                     ----

Emerging Growth Fund                            $1,962,362                   $1,849,021               $1,858,918
Micro-Cap Fund                                     260,568                      302,640                  297,620
Mid-Cap Fund                                       321,769                      376,219                  496,197
Post-Venture Fund                                     -                          62,747                  116,288
Technology Fund                                       -                            -                      41,853



*The Post-Venture Fund commenced operations after the close of business on December 31, 1996. The Technology Fund commenced operations after the close of business on December 31, 1997.


         During the fiscal year ended December 31, 1998, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund paid commissions of $866,252, $162,998, $229,675, $73,762 and $27,742, respectively, on transactions of $840,198,978, $82,502,509, $207,326,950, $55,938,151 and
$21,072,552, respectively, to brokers who provided research services to the Adviser.


                                      TAXES

General


         Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, and to do so, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least

90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Additional rules apply for related corporations.

         If a Fund fails to qualify for treatment as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund that did not qualify for treatment as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

         Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations, with certain exceptions. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are potentially subject to the corporate alternative minimum tax.

         If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

         Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

Non U.S. Shareholders

         In general, distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate if IRS Form W-8 is properly filed).

         The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting such Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                                CAPITAL STRUCTURE

         The Company is an open-end management investment company organized as a Maryland corporation on October 18, 1995. The Company's Charter authorizes the Board of Directors to issue up to 1,000,000,000 shares of common stock, par value $0.0001 per share. The common stock is divisible into an unlimited number of "series", each of which is a separate Fund. Each share of a Fund represents an equal proportionate interest in that Fund. Each share of the Funds has equal voting, dividend, distribution and liquidation rights.

         The Board of Directors may classify or reclassify any unissued series of shares of the Funds and may designate or redesignate the name of any outstanding series of shares of the Funds. As a general matter, shares are voted in the aggregate and not by series, except where series voting would be required by Maryland law or the Investment Company Act (e.g., a change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of shares of any series of the Funds' shares, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' share of the general liabilities of the Funds in the proportion that the total net assets of the series bear to the total net assets of all series of the Funds' shares. The net asset value of a share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on shares of any series of Common Stock only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Funds, the holders of each series would be entitled, out of the assets of the Funds available for distribution, to the assets belonging to that series.

         Shares of the Funds have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable.

         Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or the Maryland General Corporation Law. Shareholders may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of the common stock voting for the election of directors can elect the entire Board of Directors and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Funds. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular Funds.

         Notwithstanding any provision of the Maryland General Corporation Law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Funds outstanding (or of a class or series of the Funds, as applicable) will be effective, except to the extent otherwise required by the 1940 Act and rules thereunder. In addition, the Articles of Incorporation provide that, to the extent consistent with the General Corporation Law of Maryland and other applicable law, the By-Laws may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Funds outstanding (or of a class or series).


                              SHAREHOLDER MEETINGS

         The Maryland Statutes permit registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Company has adopted the appropriate provisions in its By-Laws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

         The Company's By-Laws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

         Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to submit a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Funds; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

         If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

         After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material of all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.


                                RETIREMENT PLANS


         The Funds offer several retirement account options to shareholders. Qualifying shareholders may establish the following tax deferred retirement accounts: traditional and SEP IRA, Roth IRA and SIMPLE IRA. The Funds also offer a Section 403(b)(7) arrangement for employers of certain tax exempt or educational organizations. The shareholder's employer must establish a plan before the shareholder opens a SEP, SIMPLE or 403(b)(7) account.


         A description of accounts currently offered, applicable service fees and certain limitations on account contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-800-228-2121. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are adopting the IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Funds be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.

                             PERFORMANCE INFORMATION

         From time to time, the Funds may advertise their "average annual total return" over various periods of time. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. A shareholder's investment in a Fund and its return are not guaranteed and will fluctuate according to market conditions. When considering "average" annual total return figures for periods longer than one year, shareholders should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in a Fund for a specific period (again reflecting changes in a Fund's share price and assuming reinvestment of dividends and distributions). To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return.

         The average annual total return for a Fund for a specific period is found by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

         P(1 + T)N = ERV

         Where:     T= average annual total return.

         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $10,000 payment made at the beginning of the period.

         P =        hypothetical initial payment of $10,000.

         N = period covered by the computation, expressed in terms of years.

         Total return performance for a specific period is calculated by first taking an investment ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return which represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         The Funds' performance figures will be based upon historical results and will not necessarily be indicative of future performance. The Funds' returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

         The total return for the fiscal year ended December 31, 1998 for each of the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund was 7.98%, 13.11%, 16.49%, 37.59% and 85.10%, respectively. The average annual total return from inception through December 31, 1998 for each of the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and Post-Venture Fund was 3.10%, 4.16%, 7.52%, 9.91% respectively. The Post-Venture Fund commenced operations after the close of business on December 31, 1996. The Technology Fund commenced operations after the close of business on December 31, 1997. Such performance results reflect reimbursements made by the Adviser during each of the fiscal years to keep the ratio of net expenses to average net assets of each Fund at or below 1.95%. Performance quotations of a Fund represent its past performance and should not be considered as representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         From time to time, in marketing and other literature, the Funds' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

         The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return.

Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

         Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of or selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

         The Funds may compare their performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks and the Nasdaq Over-the-Counter Composite Index. There are differences and similarities between the investments that the Funds may purchase for their respective portfolios and the investments measured by these indices.

         Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Marketing and other Company literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares a Fund to other Van Wagoner Funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.


                  PURCHASE, EXCHANGE AND REDEMPTION OF SHARES;
                        DETERMINATION OF NET ASSET VALUE

         As set forth in the Prospectus, the net asset value of the Funds will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr.

Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

         In connection with the determination of the Funds' net asset values, securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds' Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Company's Board of Directors. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the supervision of the Company's Board of Directors.

         To illustrate the method of computing the offering price of shares of the Funds, the offering price on December 31, 1998 was as follows:

                                        Emerging                                                   Post-
                                         Growth            Micro-Cap           Mid-Cap            Venture         Technology
                                         ------            ---------           -------            -------         ----------

Net Assets                            $189,371,655        $46,113,497        $45,924,523        $19,081,007       $8,176,176
     divided by
Shares Outstanding                      17,275,207          4,081,642          3,693,271          1,579,788          441,616
     equals
Net Asset Value Per                         $10.96             $11.30             $12.43             $12.08           $18.51
Share
  (Offering &
Redemption Price)


         Shares of the Funds may be exchanged for shares of the Northern U.S. Government Money Market Fund as provided in the Prospectus. Sunstone Financial, Group, Inc. the Funds' transfer agent, receives a service fee from the Northern U.S. Government Money Market Fund at the annual rate of 0.25 of 1% of the average daily net asset value of the shares of the Funds exchanged into the Northern U.S. Government Money Market Fund.

                                OTHER INFORMATION

         It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for a Fund to pay redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of a Fund. However, the Funds have obligated themselves under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

         Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Commission under the Securities Act with respect to the securities offered by the Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Commission in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

Commercial Paper Ratings

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Funds may invest:

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper in which the Funds may invest:

         "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper in which the Funds may invest:

         "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding need may enlarge total financing requirements, access to capital markets is good.

         Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Funds may invest:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure. The following summarizes the ratings used by Thomson BankWatch in which the Funds may invest:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Funds may invest:

         "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         "A2" - Obligations are supported by a good capacity for timely repayment.

Corporate Long-Term Debt Ratings

STANDARD & POOR'S DEBT RATINGS

         A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

              1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

              2.    Nature of and provisions of the obligation.

              3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

         AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

         B - Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

         CCC - Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

         CC - Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

         C - Debt rated `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI - The rating `CI' is reserved for income bonds on which no interest is being paid.

         D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in deterring the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

       AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.' Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated `F-1+.'

       A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (`BB to `C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

       BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

       B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

       CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

       CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

       C Bonds are in imminent default in payment of interest or principal.

       DDD, DD
       and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

         These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

         Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

         The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of `BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING SCALE                     DEFINITION

---------------------------------------------------------------------------------------------------------------
AAA                              Highest credit quality. The risk factors are
                                 negligible, being only slightly more than for
                                 risk-free U.S. Treasury debt.

---------------------------------------------------------------------------------------------------------------

AA+                              High credit quality. Protection factors are strong. Risk is modest, but
AA                               may vary slightly from time to time because of economic conditions.
AA-
---------------------------------------------------------------------------------------------------------------

A+                               Protection factors are average but adequate. However, risk factors are more
A                                variable and greater in periods of economic uncertainty.
A-
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

BBB+                             Below average protection factors but still considered sufficient for prudent
BBB                              investment. Considerable variability in risk during economic cycles.
BBB-
---------------------------------------------------------------------------------------------------------------

BB+                              Below  investment  grade  but  deemed  likely to meet  obligations  when due.
BB                               Present or prospective  financial  protection factors fluctuate  according to
BB-                              industry  conditions  or company  fortunes.  Overall  quality  may move up or down frequently within this category.

---------------------------------------------------------------------------------------------------------------

B+                               Below investment grade and possessing risk that obligations will not be met
B                                when due. Financial protection factors will fluctuate widely according to
B-                               economic cycles.

---------------------------------------------------------------------------------------------------------------

CCC                              Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

---------------------------------------------------------------------------------------------------------------

DD                               Default debt obligations. Issuer failed to meet
                                 scheduled principal and/or interest payments.
DP                               Preferred stock with dividend arrearages.

---------------------------------------------------------------------------------------------------------------